Vanguard FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments (unaudited)
As of July 31, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.2%)1
Australia (5.0%)
	Charter Hall Group	1,321,898	10,223
*	Afterpay Touch Group Ltd.	493,721	8,865
	Altium Ltd.	302,610	7,525
	Beach Energy Ltd.	4,949,094	7,134
	nib holdings Ltd.	1,302,725	7,100
^	JB Hi-Fi Ltd.	324,078	6,648
	Cleanaway Waste Management Ltd.	3,863,464	6,362
	Appen Ltd.	302,847	6,264
*	Saracen Mineral Holdings Ltd.	2,185,402	6,180
	carsales.com Ltd.	605,261	6,083
	Steadfast Group Ltd.	2,235,211	5,797
^	Reliance Worldwide Corp. Ltd.	2,242,923	5,620
	Nine Entertainment Co. Holdings Ltd.	4,085,773	5,609
	Regis Resources Ltd.	1,341,079	5,063
	Link Administration Holdings Ltd.	1,454,640	5,038
	Independence Group NL	1,387,060	5,023
	St. Barbara Ltd.	1,998,216	5,008
2	Viva Energy Group Ltd.	3,003,098	4,910
	IDP Education Ltd.	363,730	4,754
	Breville Group Ltd.	359,404	4,709
	IRESS Ltd.	479,646	4,587
*	NEXTDC Ltd.	977,828	4,567
	Cromwell Property Group	5,496,400	4,431
	Mineral Resources Ltd.	395,081	4,294
	Pendal Group Ltd.	781,845	4,158
	GrainCorp Ltd. Class A	660,649	3,871
	Corporate Travel Management Ltd.	240,101	3,758
	BWP Trust	1,395,125	3,577
	Bapcor Ltd.	805,046	3,433
	Webjet Ltd.	371,235	3,433
^	InvoCare Ltd.	319,077	3,408
*	Lynas Corp. Ltd.	1,870,505	3,319
	Healius Ltd.	1,639,206	3,286
	Monadelphous Group Ltd.	254,106	3,273
	Charter Hall Long Wale REIT	897,988	3,186
	Charter Hall Retail REIT	994,262	3,065
	Abacus Property Group	915,462	2,591
	Ausdrill Ltd.	1,924,839	2,579
	Super Retail Group Ltd.	411,752	2,528
	G8 Education Ltd.	1,278,296	2,527
*	Nanosonics Ltd.	671,977	2,510
	Pro Medicus Ltd.	119,048	2,486
	Premier Investments Ltd.	225,024	2,421
	ARB Corp. Ltd.	191,509	2,416
	Viva Energy REIT	1,327,910	2,414
*	Clinuvel Pharmaceuticals Ltd.	107,412	2,383
*	nearmap Ltd.	1,036,519	2,357
^	Blackmores Ltd.	38,272	2,337
	IPH Ltd.	407,807	2,316

	Costa Group Holdings Ltd.	855,910	2,313
	Growthpoint Properties Australia Ltd.	763,292	2,294
	Technology One Ltd.	434,139	2,265
	Bingo Industries Ltd.	1,330,463	2,179
*	Gold Road Resources Ltd.	2,291,311	2,149
	National Storage REIT	1,852,676	2,076
^	Credit Corp. Group Ltd.	120,529	2,061
	Resolute Mining Ltd.	1,688,933	2,012
	Sandfire Resources NL	433,628	1,978
	Southern Cross Media Group Ltd.	2,117,561	1,933
	Service Stream Ltd.	948,390	1,932
	Elders Ltd.	382,560	1,922
	Brickworks Ltd.	164,146	1,872
	oOh!media Ltd.	612,081	1,862
^	Bega Cheese Ltd.	615,964	1,857
	Aventus Group	1,091,007	1,838
	Tassal Group Ltd.	517,448	1,821
	Collins Foods Ltd.	306,210	1,812
*,2	Coronado Global Resources Inc.	791,093	1,746
	GWA Group Ltd.	713,170	1,744
	NRW Holdings Ltd.	1,005,915	1,668
	Aveo Group	1,192,082	1,667
	Charter Hall Education Trust	630,020	1,627
	Ingenia Communities Group	689,371	1,607
	GUD Holdings Ltd.	243,718	1,579
*,^	Pilbara Minerals Ltd.	4,885,998	1,553
	Inghams Group Ltd.	557,434	1,545
*	Mayne Pharma Group Ltd.	4,266,287	1,535
*	Cooper Energy Ltd.	3,849,117	1,534
	SmartGroup Corp. Ltd.	239,979	1,534
	McMillan Shakespeare Ltd.	156,991	1,486
*	Perseus Mining Ltd.	3,192,914	1,485
	Automotive Holdings Group Ltd.	692,684	1,469
*	Emeco Holdings Ltd.	919,386	1,430
	Rural Funds Group	892,714	1,405
*,^	Bellamy's Australia Ltd.	203,651	1,393
	Arena REIT	704,852	1,368
	Genworth Mortgage Insurance Australia Ltd.	588,406	1,361
	Centuria Industrial REIT	615,005	1,335
^	Netwealth Group Ltd.	234,677	1,327
	Select Harvests Ltd.	260,312	1,324
*	Kidman Resources Ltd.	1,023,648	1,310
	Estia Health Ltd.	678,869	1,251
	Sigma Healthcare Ltd.	3,045,593	1,239
*	IMF Bentham Ltd.	515,588	1,204
	GDI Property Group	1,215,075	1,187
*,^	Mesoblast Ltd.	1,186,157	1,187
*,^	Orocobre Ltd.	617,594	1,183
	Pact Group Holdings Ltd.	597,502	1,144
	Australian Pharmaceutical Industries Ltd.	1,156,703	1,138
*	Westgold Resources Ltd.	844,820	1,112
	Mount Gibson Iron Ltd.	1,871,588	1,112
	Lovisa Holdings Ltd.	144,070	1,092
	New Hope Corp. Ltd.	633,211	1,082
	Ardent Leisure Group Ltd.	1,326,312	1,066
	Western Areas Ltd.	709,093	1,052
	HUB24 Ltd.	124,355	1,051

	FlexiGroup Ltd.	796,342	991
*,^	Galaxy Resources Ltd.	1,106,780	958
	Accent Group Ltd.	922,895	953
*	Starpharma Holdings Ltd.	1,049,050	940
	Hotel Property Investments	388,692	937
	Freedom Foods Group Ltd.	277,537	901
	Eclipx Group Ltd.	871,520	862
	SpeedCast International Ltd.	644,205	825
*,^	Myer Holdings Ltd.	2,193,488	807
*	Australian Agricultural Co. Ltd.	1,188,701	806
*	Seven West Media Ltd.	2,657,985	786
	Navigator Global Investments Ltd.	331,503	782
*	Senex Energy Ltd.	3,650,671	778
	Regis Healthcare Ltd.	395,712	754
	Cedar Woods Properties Ltd.	170,756	748
*,^	Aurelia Metals Ltd.	2,163,289	747
	HT&E Ltd.	588,524	702
*	Asaleo Care Ltd.	1,009,516	666
*,^	Syrah Resources Ltd.	1,131,216	661
*	Karoon Energy Ltd.	570,940	646
	SeaLink Travel Group Ltd.	246,945	632
	SG Fleet Group Ltd.	310,666	624
	Infigen Energy	1,811,584	586
	Virtus Health Ltd.	163,448	571
	OFX Group Ltd.	612,285	570
*	Village Roadshow Ltd.	308,492	558
	Japara Healthcare Ltd.	717,482	513
	MACA Ltd.	789,948	507
*	Cardno Ltd.	802,102	503
^	BWX Ltd.	326,392	492
	ERM Power Ltd.	384,183	475
*,^	Clean TeQ Holdings Ltd.	1,587,750	453
	A2B Australia Ltd.	343,731	421
	WPP AUNZ Ltd.	907,061	401
	Decmil Group Ltd.	565,868	351
	Vita Group Ltd.	415,879	348
*,^	New Century Resources Ltd.	1,322,391	348
*	Superloop Ltd.	499,385	333
*,^	Dacian Gold Ltd.	574,967	325
*,^	Liquefied Natural Gas Ltd.	1,630,900	282
	Ainsworth Game Technology Ltd.	406,768	196
*	Cash Converters International Ltd.	905,437	81
*,§	SGH Energy Pty Ltd.	1,906,834	—
	Santos Ltd.	1	—
*,§	Quintis Ltd.	686,147	—
*,§	DSHE Holdings Ltd.	201,826	—
			330,554
Austria (0.8%)
	Wienerberger AG	317,339	7,254
	IMMOFINANZ AG	265,428	7,072
	CA Immobilien Anlagen AG	192,093	6,766
2	BAWAG Group AG	126,397	5,023
	Lenzing AG	38,319	3,909
	Oesterreichische Post AG	95,759	3,198
	S IMMO AG	135,590	2,995
	UNIQA Insurance Group AG	298,833	2,678
	Schoeller-Bleckmann Oilfield Equipment AG	31,121	2,475

	DO & CO AG	18,765	1,654
	Strabag SE	46,419	1,490
	EVN AG	83,655	1,327
	Flughafen Wien AG	26,590	1,174
	Palfinger AG	27,174	702
*	Zumtobel Group AG	81,876	685
	Agrana Beteiligungs AG	30,530	584
^	Porr AG	26,326	574
	Kapsch TrafficCom AG	14,425	510
*,§	Strabag SE Rights Exp. 06/28/2021	38,689	56
			50,126
Belgium (1.7%)
*	Argenx SE	106,669	14,986
	Warehouses De Pauw CVA	50,063	8,366
	Cofinimmo SA	62,877	8,299
	Elia System Operator SA	100,486	7,651
	Aedifica SA	69,029	7,255
	Barco NV	27,516	5,746
	KBC Ancora	101,229	4,330
	Euronav NV	464,880	3,913
	Ontex Group NV	230,386	3,796
^	Melexis NV	53,238	3,644
	Befimmo SA	59,097	3,331
	Gimv NV	54,163	3,179
	D'ieteren SA	64,716	3,031
^	Montea C.V.A	33,861	2,859
	Bekaert SA	100,837	2,839
^	bpost SA	288,038	2,678
*	Titan Cement International SA	114,344	2,405
*	Tessenderlo Chemie NV (Voting Shares)	70,499	2,207
	Kinepolis Group NV	36,259	2,139
	Retail Estates NV	23,501	2,104
*	AGFA-Gevaert NV	457,389	1,842
	Fagron	110,670	1,838
	Orange Belgium SA	79,159	1,806
	Cie d'Entreprises CFE	19,614	1,724
*,^	Mithra Pharmaceuticals SA	42,159	1,246
	Econocom Group SA	366,358	1,210
*,^	Ion Beam Applications	56,047	1,073
	EVS Broadcast Equipment SA	34,513	820
	Wereldhave Belgium Comm VA	6,253	557
	Van de Velde NV	14,243	408
	Greenyard NV	43,450	155
			107,437
Brazil (1.5%)
	Cia de Saneamento do Parana	281,100	6,305
	TOTVS SA	437,804	5,564
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	721,404	4,612
	MRV Engenharia e Participacoes SA	825,500	4,387
	Cia Energetica de Sao Paulo Preference Shares	505,500	3,840
	Qualicorp Consultoria e Corretora de Seguros SA	650,200	3,786
	Metalurgica Gerdau SA Preference Shares Class A	1,822,000	3,175
	Cia de Saneamento de Minas Gerais-COPASA	177,670	3,138
	Linx SA	362,734	3,080
	Iguatemi Empresa de Shopping Centers SA	243,200	3,065
*	Gol Linhas Aereas Inteligentes SA Preference Shares	277,900	2,983

	Light SA	587,000	2,976
	Cia Hering	353,900	2,967
	Duratex SA	782,700	2,578
	BK Brasil Operacao e Assessoria a Restaurantes SA	431,600	2,324
	Iochpe Maxion SA	365,544	2,091
2	Banco Inter SA Preference Shares	471,756	2,033
	Alupar Investimento SA	290,509	2,018
	Cia de Locacao das Americas	151,851	1,990
	Ez Tec Empreendimentos e Participacoes SA	205,822	1,772
	EcoRodovias Infraestrutura e Logistica SA	568,700	1,755
	Smiles Fidelidade SA	165,900	1,714
*	Cosan Logistica SA	349,800	1,712
	Aliansce Shopping Centers SA	228,403	1,687
	Arezzo Industria e Comercio SA	122,700	1,620
	Marcopolo SA Preference Shares	1,571,032	1,568
	Randon Participacoes SA Preference Shares	549,788	1,428
	Construtora Tenda SA	205,436	1,364
	AES Tiete Energia SA	403,000	1,351
	SLC Agricola SA	260,200	1,230
	Unipar Carbocloro SA Preference Shares	136,726	1,208
2	Ser Educacional SA	162,098	1,119
	Santos Brasil Participacoes SA	762,030	1,054
*	Marfrig Global Foods SA	571,212	992
*	Minerva SA	404,200	913
	Tupy SA	175,631	884
*	BR Properties SA	321,839	847
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
	Identificacao SA	209,072	833
	Camil Alimentos SA	407,300	789
	Mahle-Metal Leve SA	118,700	766
	Wiz Solucoes e Corretagem de Seguros SA	243,200	758
	Movida Participacoes SA	190,800	746
	Anima Holding SA	130,262	735
*	Even Construtora e Incorporadora SA	281,022	722
	Instituto Hermes Pardini SA	131,800	678
	Enauta Participacoes SA	189,900	659
	Direcional Engenharia SA	197,794	653
	Sonae Sierra Brasil SA	64,300	598
	Alliar Medicos A Frente SA	145,900	565
	LOG Commercial Properties e Participacoes SA	56,804	350
*	Dommo Energia SA	304,080	339
*	Eneva SA	41,425	281
	Dimed SA Distribuidora da Medicamentos	2,489	252
*	Omega Geracao SA	21,000	151
			97,005
Canada (15.0%)
	Open Text Corp.	728,249	31,060
^	Emera Inc.	652,784	27,105
	Gildan Activewear Inc.	576,271	22,696
	Kirkland Lake Gold Ltd.	523,025	21,630
	CCL Industries Inc. Class B	409,581	20,482
	CAE Inc.	758,988	20,467
	First Quantum Minerals Ltd.	1,922,051	17,709
^	Algonquin Power & Utilities Corp.	1,352,560	16,848
*,^	Canopy Growth Corp.	502,332	16,469
	WSP Global Inc.	288,439	16,269
^	Canadian Apartment Properties REIT	408,901	15,091

	Keyera Corp.	588,945	14,985
*	Kinross Gold Corp.	3,515,391	14,224
	H&R REIT	814,648	13,999
	Onex Corp.	230,831	13,945
*,^	Aurora Cannabis Inc.	2,232,375	13,938
	Parkland Fuel Corp.	411,781	13,457
*,^	Cronos Group Inc.	943,112	12,984
*	Air Canada Class B	374,946	12,901
	Empire Co. Ltd.	483,987	12,809
	iA Financial Corp. Inc.	305,822	12,272
^	AltaGas Ltd.	770,740	11,802
	TMX Group Ltd.	154,431	11,469
^	Allied Properties REIT	305,277	11,318
	Ritchie Bros Auctioneers Inc.	309,683	11,181
	Toromont Industries Ltd.	222,078	11,139
*	Bombardier Inc. Class B	5,964,823	10,259
	Cameco Corp.	1,113,988	10,230
	CI Financial Corp.	654,516	10,147
*	BlackBerry Ltd.	1,385,016	10,106
	Tourmaline Oil Corp.	713,660	9,409
	Element Fleet Management Corp.	1,221,052	9,289
	FirstService Corp.	85,501	8,972
	Pan American Silver Corp.	575,951	8,771
	SmartCentres REIT	357,367	8,770
^	PrairieSky Royalty Ltd.	654,675	8,770
*	B2Gold Corp.	2,746,314	8,760
	Lundin Mining Corp.	1,802,582	8,727
	Methanex Corp.	217,104	8,546
	Finning International Inc.	468,177	8,095
	Yamana Gold Inc.	2,680,352	7,920
*	Descartes Systems Group Inc.	215,523	7,830
*	Detour Gold Corp.	498,187	7,610
^	Stantec Inc.	318,907	7,597
*,^	Canada Goose Holdings Inc.	160,700	7,526
	Quebecor Inc. Class B	326,586	7,399
	Colliers International Group Inc.	100,784	7,322
*	Parex Resources Inc.	422,772	7,227
	First Capital Realty Inc.	434,663	7,196
	Alamos Gold Inc. Class A	1,095,037	7,185
	TFI International Inc.	226,944	7,179
^	Boyd Group Income Fund	55,620	7,161
	Chartwell Retirement Residences	606,933	7,073
	Gibson Energy Inc.	407,830	7,067
	Atco Ltd.	208,737	6,957
^	Vermilion Energy Inc.	387,920	6,951
	Choice Properties REIT	644,312	6,703
	West Fraser Timber Co. Ltd.	170,589	6,668
*	Stars Group Inc.	425,505	6,622
	Capital Power Corp.	290,688	6,524
	Granite REIT	137,812	6,405
^	Northland Power Inc.	321,555	6,120
^	Premium Brands Holdings Corp.	83,907	6,106
^	Canadian Western Bank	238,857	5,580
*	Ivanhoe Mines Ltd.	1,746,291	5,478
	Dream Global REIT	508,568	5,429
*	SSR Mining Inc.	345,617	5,340
*	Great Canadian Gaming Corp.	160,610	5,333

	Maple Leaf Foods Inc.	222,508	5,218
*	Pretium Resources Inc.	477,841	5,181
	Crescent Point Energy Corp.	1,547,783	5,137
^	ARC Resources Ltd.	994,026	5,084
^	Stella-Jones Inc.	160,829	5,017
	TransAlta Corp.	814,300	4,991
	Osisko Gold Royalties Ltd.	422,351	4,983
*	Centerra Gold Inc.	617,057	4,928
^	Cominar REIT	514,662	4,863
	OceanaGold Corp.	1,759,490	4,773
	Cott Corp.	369,891	4,734
*	IAMGOLD Corp.	1,298,036	4,721
^	Enerplus Corp.	681,016	4,515
*	Kinaxis Inc.	71,420	4,493
	Linamar Corp.	130,987	4,436
*	Seven Generations Energy Ltd. Class A	780,174	4,333
*,^	First Majestic Silver Corp.	450,073	4,246
^	Laurentian Bank of Canada	119,742	4,120
	BRP Inc.	116,492	4,103
*,^	NovaGold Resources Inc.	656,195	4,057
^	Superior Plus Corp.	401,245	4,007
*	Endeavour Mining Corp.	213,016	3,980
	Innergex Renewable Energy Inc.	343,940	3,917
^	Whitecap Resources Inc.	1,165,575	3,745
*,2	Spin Master Corp.	131,696	3,742
^	Genworth MI Canada Inc.	101,107	3,732
*	SEMAFO Inc.	922,062	3,696
	WestJet Airlines Ltd.	156,200	3,640
	Eldorado Gold Corp.	447,002	3,428
^	Boardwalk REIT	105,897	3,369
*	Alacer Gold Corp.	846,849	3,369
	NFI Group Inc.	150,911	3,327
^	Norbord Inc.	142,893	3,312
*	ATS Automation Tooling Systems Inc.	202,925	3,252
	Hudbay Minerals Inc.	664,552	3,228
	Enerflex Ltd.	252,023	3,172
^	Cineplex Inc.	175,544	3,152
^	Artis REIT	353,637	3,130
	North West Co. Inc.	136,703	3,129
*,^	Aphria Inc.	566,416	3,073
*	Torex Gold Resources Inc.	238,168	3,068
*,^	Home Capital Group Inc. Class B	170,413	3,067
	Winpak Ltd.	88,346	3,043
*	MEG Energy Corp.	705,639	2,967
	Enghouse Systems Ltd.	110,596	2,896
	Pason Systems Inc.	213,058	2,864
	TransAlta Renewables Inc.	269,569	2,796
	Russel Metals Inc.	173,182	2,746
	Northview Apartment REIT	132,343	2,727
	ShawCor Ltd.	203,389	2,663
^	Dream Office REIT	139,329	2,596
	Cogeco Communications Inc.	31,863	2,516
	Aecon Group Inc.	162,888	2,508
^	Secure Energy Services Inc.	444,712	2,365
	Transcontinental Inc. Class A	203,831	2,344
*,^	Baytex Energy Corp.	1,498,532	2,282
*	Celestica Inc.	303,841	2,162

	Mullen Group Ltd.	281,076	2,149
	Corus Entertainment Inc. Class B	555,273	2,133
	ECN Capital Corp.	590,821	2,117
^	Westshore Terminals Investment Corp.	131,971	2,082
	Hudson's Bay Co.	277,564	2,065
	Martinrea International Inc.	237,404	1,944
	Cascades Inc.	187,917	1,721
*	Turquoise Hill Resources Ltd.	2,787,408	1,584
*	Gran Tierra Energy Inc. (Toronto Shares)	944,608	1,532
*	Precision Drilling Corp.	840,739	1,446
*	Kelt Exploration Ltd.	437,708	1,386
*	Canfor Corp.	176,838	1,276
^	TORC Oil & Gas Ltd.	408,945	1,273
*,^	Paramount Resources Ltd. Class A	205,036	1,233
	Birchcliff Energy Ltd.	604,466	1,205
*	Sierra Wireless Inc.	96,007	1,133
	Ensign Energy Services Inc.	353,409	1,111
^	First National Financial Corp.	44,557	1,106
^	Just Energy Group Inc.	288,968	1,005
	CES Energy Solutions Corp.	660,756	951
	Peyto Exploration & Development Corp.	287,095	870
^	Morguard REIT	81,974	761
*	China Gold International Resources Corp. Ltd.	657,488	747
*	NuVista Energy Ltd.	345,037	711
*,§	Tahoe Resources Inc. CVR Exp. 02/26/2028	857,559	331
*	Gran Tierra Energy Inc.	193,660	316
	Dorel Industries Inc. Class B	39,083	276
			980,015
Chile (0.2%)
	CAP SA	216,719	2,223
	SONDA SA	1,470,289	1,942
	Vina Concha y Toro SA	918,224	1,846
	Inversiones Aguas Metropolitanas SA	1,258,969	1,838
	SMU SA	6,356,628	1,630
	Inversiones La Construccion SA	83,989	1,315
*	Cia Sud Americana de Vapores SA	38,263,659	1,299
	Ripley Corp. SA	1,712,863	1,264
	Salfacorp SA	898,338	985
	Besalco SA	682,175	586
	Forus SA	227,549	501
	Sociedad de Inversiones Oro Blanco SA	80,586,084	401
	Empresas Tricot SA	331,621	365
			16,195
China (3.7%)
*	China Biologic Products Holdings Inc.	73,803	7,080
	Yihai International Holding Ltd.	1,321,000	7,010
	Kingdee International Software Group Co. Ltd.	6,294,224	5,996
	China Aoyuan Group Ltd.	3,414,000	4,567
	Fanhua Inc. ADR	112,826	3,821
	Times China Holdings Ltd.	2,174,000	3,815
	SSY Group Ltd.	3,945,324	3,498
*,^	Baozun Inc. ADR	64,009	3,176
*	Zai Lab Ltd. ADR	96,744	3,107
	China Oriental Group Co. Ltd.	6,936,000	3,088
	Ausnutria Dairy Corp. Ltd.	1,676,000	3,025
*	China First Capital Group Ltd.	9,386,000	2,868

	Yuzhou Properties Co. Ltd.	5,852,896	2,750
*	Canadian Solar Inc.	124,943	2,664
^	Chinasoft International Ltd.	5,303,558	2,637
	China SCE Group Holdings Ltd.	4,800,000	2,612
*	BEST Inc. ADR	506,309	2,532
	China Lesso Group Holdings Ltd.	2,737,812	2,530
	Kaisa Group Holdings Ltd.	5,794,000	2,403
	Powerlong Real Estate Holdings Ltd.	3,919,000	2,378
	China Water Affairs Group Ltd.	2,659,600	2,366
	Yuexiu REIT	3,354,193	2,316
	Xtep International Holdings Ltd.	3,178,879	2,289
^	China Yongda Automobiles Services Holdings Ltd.	2,452,000	2,272
2	Fu Shou Yuan International Group Ltd.	2,624,000	2,242
*	Chongqing Iron & Steel Co. Ltd. Class A	7,946,367	2,241
2	Hua Hong Semiconductor Ltd.	1,085,540	2,237
^	Ronshine China Holdings Ltd.	1,693,500	2,205
	Fufeng Group Ltd.	4,366,864	2,143
	Tong Ren Tang Technologies Co. Ltd.	1,789,140	2,138
*	Bilibili Inc. ADR	140,915	2,135
	Hollysys Automation Technologies Ltd.	121,765	2,105
2	YiChang HEC ChangJiang Pharmaceutical Co. Ltd.	390,859	1,969
^	China Grand Pharmaceutical and Healthcare Holdings Ltd.	3,662,240	1,959
	Zhongyu Gas Holdings Ltd.	1,882,000	1,958
2	A-Living Services Co. Ltd.	986,000	1,952
*	Digital China Holdings Ltd.	3,388,588	1,887
	China Overseas Property Holdings Ltd.	3,700,000	1,871
	Greentown Service Group Co. Ltd.	2,182,000	1,838
	Bank of Chongqing Co. Ltd.	3,116,843	1,820
	China Overseas Grand Oceans Group Ltd.	3,453,500	1,807
*	21Vianet Group Inc. ADR	228,774	1,684
	NetDragon Websoft Holdings Ltd.	670,590	1,676
2	Midea Real Estate Holding Ltd.	612,800	1,663
	Dongyue Group Ltd.	3,087,000	1,662
	Greatview Aseptic Packaging Co. Ltd.	2,975,000	1,627
*	JinkoSolar Holding Co. Ltd. ADR	81,797	1,602
	Tianneng Power International Ltd.	1,975,052	1,577
	China Education Group Holdings Ltd.	1,001,000	1,554
^	China Maple Leaf Educational Systems Ltd.	4,200,000	1,506
*	Qudian Inc. ADR	163,600	1,495
*,2	China Logistics Property Holdings Co. Ltd.	3,806,000	1,493
	Lonking Holdings Ltd.	5,741,313	1,489
2	Genertec Universal Medical Group Co. Ltd.	1,956,809	1,481
^	Oshidori International Holdings Ltd.	11,937,600	1,471
^	Skyworth Group Ltd.	5,358,497	1,455
	Yuexiu Transport Infrastructure Ltd.	1,780,000	1,414
	Zhenro Properties Group Ltd.	2,412,000	1,405
^	Vinda International Holdings Ltd.	702,873	1,374
^,2	Zhou Hei Ya International Holdings Co. Ltd.	2,511,500	1,361
	China Tian Lun Gas Holdings Ltd.	1,201,900	1,345
^	Hisense Home Appliances Group Co. Ltd.	1,197,173	1,313
	China Suntien Green Energy Corp. Ltd.	5,106,762	1,294
2	China Yuhua Education Corp. Ltd.	2,580,000	1,278
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	343,392	1,249
	Skyfame Realty Holdings Ltd.	8,070,000	1,212
*,^	Kasen International Holdings Ltd.	1,438,000	1,204
	China Resources Medical Holdings Co. Ltd.	1,628,291	1,177
^	Jinchuan Group International Resources Co. Ltd.	14,457,000	1,174

*,^,2	China Metal Resources Utilization Ltd.	2,524,000	1,174
	China ZhengTong Auto Services Holdings Ltd.	3,092,500	1,156
	CMBC Capital Holdings Ltd.	44,091,174	1,080
	Sinopec Kantons Holdings Ltd.	2,663,962	1,072
*	Lifetech Scientific Corp.	5,706,058	1,070
*	Sohu.com Ltd. ADR	86,729	1,057
	Shougang Concord International Enterprises Co. Ltd.	26,608,232	1,034
	Sany Heavy Equipment International Holdings Co. Ltd.	2,584,000	1,016
	JNBY Design Ltd.	551,000	1,008
^,2	Redco Properties Group Ltd.	2,528,000	1,006
^	E-House China Enterprise Holdings Ltd.	862,500	995
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	90,100	994
*	Comba Telecom Systems Holdings Ltd.	3,909,959	977
*,^	Q Technology Group Co. Ltd.	995,000	964
*	Jafron Biomedical Co. Ltd. Class A	110,700	958
	Consun Pharmaceutical Group Ltd.	1,569,000	949
	Tiangong International Co. Ltd.	3,058,000	948
	West China Cement Ltd.	5,595,200	943
*	Noah Holdings Ltd. ADR	28,970	937
	China Lilang Ltd.	1,044,000	924
2	China Everbright Greentech Ltd.	1,457,000	919
*	Hi Sun Technology China Ltd.	5,223,101	915
*,^	Leyou Technologies Holdings Ltd.	3,195,000	911
	Accelink Technologies Co. Ltd. Class A	226,200	907
*	Bitauto Holdings Ltd. ADR	78,735	898
	Beijing Shunxin Agriculture Co. Ltd. Class A	137,242	889
	Beijing Capital Land Ltd.	2,352,000	863
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	196,620	862
*,^	Zhuguang Holdings Group Co. Ltd.	6,600,000	849
	Fantasia Holdings Group Co. Ltd.	5,164,500	845
*,§	SMI Holdings Group Ltd.	2,800,800	837
^	O-Net Technologies Group Ltd.	1,527,000	833
2	Shanghai Haohai Biological Technology Co. Ltd.	139,600	819
	Guangdong Provincial Expressway Development Co. Ltd. Class B	1,019,194	809
^	Texhong Textile Group Ltd.	796,000	799
	Greenland Hong Kong Holdings Ltd.	2,182,000	796
	Hangzhou Steam Turbine Co. Ltd. Class B	818,376	783
§	China Power Clean Energy Development Co. Ltd.	1,126,500	777
*,^,2	Yixin Group Ltd.	3,394,000	766
	Concord New Energy Group Ltd.	15,470,000	757
*	Topchoice Medical Investment Corp. Class A	62,353	757
	TCL Electronics Holdings Ltd.	1,644,122	745
*,^	Wise Talent Information Technology Co. Ltd.	306,400	727
	Luthai Textile Co. Ltd. Class B	714,192	718
^	Tongda Group Holdings Ltd.	9,682,346	711
	Dah Chong Hong Holdings Ltd.	2,222,988	706
	Colour Life Services Group Co. Ltd.	1,014,000	694
	PAX Global Technology Ltd.	1,722,062	691
*	Beijing Enterprises Clean Energy Group Ltd.	50,840,000	685
	Huangshan Tourism Development Co. Ltd. Class B	645,600	684
*,^,2	Haichang Ocean Park Holdings Ltd.	4,348,000	674
	Shanghai Jin Jiang International Hotels Group Co. Ltd.	3,777,480	670
^	Wisdom Education International Holdings Co. Ltd.	1,494,000	669
	China Shineway Pharmaceutical Group Ltd.	784,343	654
*	Global Cord Blood Corp.	112,300	649
	Chaowei Power Holdings Ltd.	1,723,563	646
*	COSCO Shipping International Singapore Co. Ltd.	2,824,100	640

	Xingda International Holdings Ltd.	2,368,000	636
	Shanghai Industrial Urban Development Group Ltd.	3,914,000	630
	Shanghai Highly Group Co. Ltd. Class B	772,200	629
*	China Modern Dairy Holdings Ltd.	3,944,000	623
	China High Speed Transmission Equipment Group Co. Ltd.	964,300	619
	Ajisen China Holdings Ltd.	1,424,408	611
*,^	Harbin Electric Co. Ltd.	1,829,813	599
	Qingling Motors Co. Ltd.	2,320,929	597
	Minmetals Land Ltd.	3,762,000	582
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd.	748,000	569
2	Ozner Water International Holding Ltd.	3,597,000	558
^,2	Yadea Group Holdings Ltd.	2,730,000	557
	China Merchants Land Ltd.	3,866,000	550
	Sinosoft Technology Group Ltd.	2,040,000	549
	Wasion Holdings Ltd.	1,485,454	540
	Shanghai Diesel Engine Co. Ltd. Class B	994,300	533
	China Fangda Group Co. Ltd. Class B	1,252,700	532
	Dongjiang Environmental Co. Ltd.	579,800	522
	INESA Intelligent Tech Inc. Class B	853,906	506
	NAURA Technology Group Co. Ltd. Class A	53,300	495
	Tianjin Port Development Holdings Ltd.	4,755,976	489
*	Sogou Inc. ADR	128,700	485
	China Oil & Gas Group Ltd.	10,508,000	480
^	CPMC Holdings Ltd.	1,258,000	480
*,^	Beijing Gas Blue Sky Holdings Ltd.	17,272,000	471
	Wuxi Taiji Industry Co. Ltd. Class A	405,100	442
*,^,2	Cogobuy Group	1,689,000	441
	Shandong Airlines Co. Ltd. Class B	424,448	426
	Launch Tech Co. Ltd.	633,000	423
*	Visionox Technology Inc. Class A	195,900	423
*	Shang Gong Group Co. Ltd. Class B	731,712	421
	Weiqiao Textile Co.	1,433,000	419
	CITIC Resources Holdings Ltd.	5,654,000	401
	Inner Mongolia Eerduosi Resources Co. Ltd. Class B	500,264	401
*,^	Grand Baoxin Auto Group Ltd.	1,855,359	400
	Changyou.com Ltd. ADR	50,300	397
2	Cosmo Lady China Holdings Co. Ltd.	2,071,131	396
	SIIC Environment Holdings Ltd.	2,311,882	396
*	Capital Environment Holdings Ltd.	14,976,000	395
	Guorui Properties Ltd.	2,202,000	392
	Jiangxi Zhengbang Technology Co. Ltd. Class A	141,300	391
*,^	Huayi Tencent Entertainment Co. Ltd.	19,332,375	361
	361 Degrees International Ltd.	2,007,000	361
	Eastern Communications Co. Ltd. Class B	748,650	360
	Dawnrays Pharmaceutical Holdings Ltd.	1,849,000	351
*,§	China Huiyuan Juice Group Ltd.	1,333,000	344
*	Glorious Property Holdings Ltd.	7,816,000	342
	Xiamen International Port Co. Ltd.	2,659,000	332
*	China Index Holdings Ltd. ADR	113,649	327
	Hangzhou Silan Microelectronics Co. Ltd. Class A	149,000	323
*,2	Tian Ge Interactive Holdings Ltd.	1,365,000	320
^	Phoenix Media Investment Holdings Ltd.	3,591,783	313
*	Kama Co. Ltd. Class B	646,212	311
*	Smartac Group China Holdings Ltd.	13,304,000	306
	Poly Culture Group Corp. Ltd.	314,814	301
	Tianjin Development Holdings Ltd.	954,000	293
§	CT Environmental Group Ltd.	6,439,760	274

*,^	China Water Industry Group Ltd.	3,688,000	258
*	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	510,200	257
*	Shanghai Greencourt Investment Group Co. Ltd. Class B	664,350	254
*	China Minmetals Rare Earth Co. Ltd. Class A	134,200	252
*	Chengzhi Co. Ltd. Class A	115,500	250
*,^,§	National Agricultural Holdings Ltd.	1,560,000	237
	Fang Holdings Ltd. ADR	113,650	235
*,§	Mingfa Group International Co. Ltd.	915,541	221
*	First Tractor Co. Ltd.	866,954	204
	Shanghai Jinjiang International Travel Co. Ltd. Class B	123,834	204
*,§	China Fiber Optic Network System Group Ltd.	2,215,200	198
*,§	China Singyes Solar Technologies Holdings Ltd.	1,576,250	198
2	Beijing Urban Construction Design & Development Group Co. Ltd.	662,000	194
*	PW Medtech Group Ltd.	1,394,000	181
^	Maoye International Holdings Ltd.	2,567,459	180
*	Hybrid Kinetic Group Ltd.	45,606,000	163
*	Chongqing Iron & Steel Co. Ltd.	1,181,500	155
*	Ecovacs Robotics Co. Ltd. Class A	38,040	146
*	Guangzhou Shangpin Home Collection Co. Ltd. Class A	12,100	140
	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	61,800	139
*	Asymchem Laboratories Tianjin Co. Ltd. Class A	10,100	138
	Jiangsu Yangnong Chemical Co. Ltd. Class A	16,700	137
*	V1 Group Ltd.	5,783,000	136
*,^	Chiho Environmental Group Ltd.	1,158,000	135
	Shandong Sinocera Functional Material Co. Ltd. Class A	48,700	134
*	Weihai Guangwei Composites Co. Ltd. Class A	24,629	134
*	C&S Paper Co. Ltd. Class A	68,500	134
*	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	6,500	133
*,§	Anxin-China Holdings Ltd.	2,621,200	129
*	Addsino Co. Ltd. Class A	86,900	128
	Huafon Microfibre Shanghai Co. Ltd. Class A	95,200	127
*	Zhonglu Co. Ltd. Class B	186,564	127
*	Huizhou Desay Sv Automotive Co. Ltd. Class A	32,805	126
	Guangdong Tapai Group Co. Ltd. Class A	79,028	125
*	Huadian Energy Co. Ltd. Class B	797,800	123
*	Hubei Kaile Science & Technology Co. Ltd. Class A	44,800	123
	Fujian Star-net Communication Co. Ltd. Class A	32,200	122
	Sunflower Pharmaceutical Group Co. Ltd. Class A	57,000	122
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	67,000	120
	Centre Testing International Group Co. Ltd. Class A	71,700	117
*	Berry Genomics Co. Ltd. Class A	24,300	117
	Liaoning Wellhope Agri-Tech JSC Ltd. Class A	55,700	115
*	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	24,700	113
*	Luenmei Quantum Co. Ltd. Class A	63,580	111
	Beijing BDStar Navigation Co. Ltd. Class A	33,200	110
*	Ningbo Peacebird Fashion Co. Ltd. Class A	50,635	109
*	Guangzhou Restaurant Group Co. Ltd. Class A	23,900	108
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	27,200	103
	Hubei Fuxing Science And Technology Co. Ltd. Class A	105,700	103
*	China Minsheng DIT Group Ltd.	4,500,000	103
*	Nanyang Topsec Technologies Group Inc. Class A	45,300	103
*	Hunan Dakang International Food & Agriculture Co. Ltd. Class A	375,700	102
*,§	Boshiwa International Holding Ltd.	469,000	101
*	Carnival Group International Holdings Ltd.	27,262,133	101
*	China Chengtong Development Group Ltd.	3,436,000	100
	China Harzone Industry Corp. Ltd. Class A	51,400	99
*	Jiangsu Yoke Technology Co. Ltd. Class A	39,800	97

*	CSSC Science & Technology Co. Ltd. Class A	42,900	97
*	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	60,300	97
*	China Reform Health Management and Services Group Co. Ltd. Class A	40,600	96
	Vatti Corp. Ltd. Class A	59,000	96
	Guangdong Vanward New Electric Co. Ltd. Class A	68,529	96
*	First Tractor Co. Ltd. Class A	87,900	96
*	Fortune Ng Fung Food Hebei Co. Ltd. Class A	66,100	96
	Red Avenue New Materials Group Co. Ltd. Class A	33,200	95
*	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	17,300	94
*	Elion Clean Energy Co. Ltd. Class A	134,300	94
	Hainan Poly Pharm Co. Ltd.	14,300	93
*,§	Tech Pro Technology Development Ltd.	10,406,800	90
*,^,§	China Lumena New Materials Corp.	3,950,000	63
*,^,§	China Fishery Group Ltd.	1,088,512	60
*,§	Hua Han Health Industry Holdings Ltd.	1,817,183	28
*,§	Real Gold Mining Ltd.	239,476	26
*	Tongda Hong Tai Holdings Ltd.	65,245	9
*,§	China High Precision Automation Group Ltd.	401,000	—
*,^,§	China Metal Recycling Holdings Ltd.	332,400	—
			239,740
Colombia (0.1%)
	Banco Davivienda SA Preference Shares	282,530	3,543
*	CEMEX Latam Holdings SA	380,833	487
			4,030
Denmark (1.0%)
	Royal Unibrew A/S	140,597	10,478
	SimCorp A/S	110,777	9,985
	Topdanmark A/S	119,858	6,143
	FLSmidth & Co. A/S	141,195	5,783
	Ringkjoebing Landbobank A/S	78,742	5,381
*	ALK-Abello A/S	18,423	4,167
*,2	Netcompany Group A/S	93,710	3,683
	Dfds A/S	81,828	3,014
	Sydbank A/S	156,059	2,715
	Schouw & Co. A/S	35,476	2,641
*	Bavarian Nordic A/S	95,133	2,609
	Spar Nord Bank A/S	226,170	1,996
*	Nilfisk Holding A/S	78,433	1,985
2	Scandinavian Tobacco Group A/S	182,694	1,928
	Alm Brand A/S	182,655	1,633
*,^	NKT A/S	82,139	1,206
	D/S Norden A/S	74,051	1,108
	Matas A/S	92,852	958
	Solar A/S Class B	12,739	584
*	Bang & Olufsen A/S	79,702	513
*,§	OW Bunker A/S	24,023	—
			68,510
Egypt (0.1%)
	Egyptian Financial Group-Hermes Holding Co.	2,039,269	2,031
	Orascom Construction plc	144,104	771
	Juhayna Food Industries	1,038,859	628
	Six of October Development & Investment	657,468	521
*	Medinet Nasr Housing	1,805,145	519
*	Palm Hills Developments SAE	4,059,043	488
*	Pioneers Holding for Financial Investments SAE	1,502,874	461
	Heliopolis Housing	327,625	450

	Alexandria Mineral Oils Co.	1,871,620	412
	Oriental Weavers	560,008	345
*	Orascom Investment Holding	9,071,765	326
*	Ezz Steel Co. SAE	513,519	252
	Sidi Kerir Petrochemicals Co.	286,388	144
*,§	Nile Cotton Ginning	31,192	12
			7,360
Finland (0.8%)
	Valmet Oyj	371,721	7,218
	Konecranes Oyj Class A	202,655	5,934
	Tieto Oyj	207,146	5,284
	Cargotec Oyj Class B	136,464	4,040
	DNA Oyj	170,629	3,945
	Kemira Oyj	250,681	3,697
	YIT Oyj	468,501	2,593
*	Outotec Oyj	410,084	2,560
^	Outokumpu Oyj	888,360	2,542
	Metsa Board Oyj	496,346	2,476
^	Citycon Oyj	221,141	2,254
	Sanoma Oyj	205,834	2,038
	Caverion Oyj	278,776	1,851
	Ahlstrom-Munksjo Oyj	100,666	1,658
	Uponor Oyj	156,567	1,645
	Finnair Oyj	154,703	1,090
	Raisio Oyj	305,136	1,062
	Cramo Oyj	121,618	1,055
	Oriola Oyj	343,440	774
*	F-Secure Oyj	262,927	770
			54,486
France (2.3%)
2	Euronext NV	195,762	15,112
	Altran Technologies SA	649,009	10,238
	Alten SA	78,979	9,770
	SPIE SA	342,579	6,350
	Nexity SA	119,739	5,749
	Gaztransport Et Technigaz SA	61,985	5,624
	Sopra Steria Group	40,531	5,216
	Korian SA	126,838	5,006
*	SOITEC	47,903	4,971
*	CGG SA	2,023,769	4,439
2	Elior Group SA	298,210	3,900
*	Fnac Darty SA	47,284	3,317
	Coface SA	258,392	3,200
	Metropole Television SA	183,123	3,177
	IPSOS	109,316	2,989
	Television Francaise 1	297,891	2,985
*	Vallourec SA	858,008	2,981
	Nexans SA	83,324	2,817
	Altarea SCA	12,338	2,520
	Rothschild & Co.	79,981	2,505
2	Maisons du Monde SA	123,289	2,469
*	Virbac SA	12,340	2,291
	Trigano SA	22,656	2,273
	Akka Technologies	31,053	2,193
	Mercialys SA	176,405	1,996
	Vicat SA	43,892	1,969

^	Neopost SA	93,544	1,879
2	Europcar Mobility Group	298,072	1,867
*,^	Genfit	102,568	1,814
	Interparfums SA	36,741	1,738
*,^	DBV Technologies SA	80,903	1,564
	Tarkett SA	89,848	1,503
	FFP	14,119	1,434
	Mersen SA	39,908	1,428
	Carmila SA	85,191	1,409
*,2	Neoen SA	55,410	1,403
	LISI	46,730	1,355
	Eramet	25,094	1,200
	Bonduelle SCA	39,061	1,156
*,2	SMCP SA	72,082	1,127
	Beneteau SA	102,592	1,069
	Derichebourg SA	282,292	1,044
	Vilmorin & Cie SA	16,910	927
	GL Events	32,986	897
*	Technicolor SA	1,037,098	878
	Guerbet	14,274	825
	Manitou BF SA	34,793	822
*,2	X-Fab Silicon Foundries SE	147,499	711
	Pharmagest Inter@ctive	10,041	639
	Synergie SA	20,028	637
	Jacquet Metal Service SA	35,353	630
	Albioma Prime Fidelite	23,677	629
	Groupe Crit	8,053	541
	Albioma	19,425	516
	Etablissements Maurel et Prom	159,675	515
*	Albioma SA	18,266	485
	AKWEL	20,509	403
	Albioma ACT Prime Fidelite	12,786	339
*,^	Bourbon Corp.	86,751	337
^	Rallye SA	67,884	318
	Boiron SA	7,156	318
	Union Financiere de France BQE SA	13,205	267
	Haulotte Group SA	29,258	227
*	Esso SA Francaise	5,021	139
			151,047
Germany (3.8%)
*	MorphoSys AG	88,931	10,731
*	Evotec SE	378,736	10,673
*	Dialog Semiconductor plc	217,870	9,752
	Nemetschek SE	152,733	8,492
	Bechtle AG	76,364	8,459
	TAG Immobilien AG	354,363	8,342
	CTS Eventim AG & Co. KGaA	154,505	7,705
	alstria office REIT-AG	449,497	7,252
	TLG Immobilien AG	241,166	7,079
	Freenet AG	361,547	7,054
	Gerresheimer AG	89,585	6,968
	Grand City Properties SA	307,608	6,930
	Stroeer SE & Co. KGaA	70,503	5,554
	CANCOM SE	94,722	5,296
	CompuGroup Medical SE	63,059	4,865
	Aareal Bank AG	170,897	4,862
	Aurubis AG	102,585	4,455

	Siltronic AG	57,248	4,383
	Duerr AG	140,427	4,177
	Jenoptik AG	142,609	3,996
2	Deutsche Pfandbriefbank AG	351,219	3,987
	Deutsche EuroShop AG	145,663	3,941
	Software AG	137,903	3,871
	Sixt SE	37,493	3,850
2	ADO Properties SA	83,433	3,574
*	AIXTRON SE	298,194	3,328
*	CECONOMY AG	512,877	3,287
	S&T AG	138,012	3,221
	Stabilus SA	69,401	3,163
	Norma Group SE	87,720	3,145
	Sixt SE Preference Shares	47,363	3,141
*	Hypoport AG	11,594	3,061
	Jungheinrich AG Preference Shares	137,364	3,055
	New Work SE	7,775	2,978
*	Varta AG	37,812	2,861
2	Befesa SA	78,048	2,814
	Pfeiffer Vacuum Technology AG	18,960	2,644
	RIB Software SE	118,019	2,540
	DMG Mori AG	54,421	2,540
	PATRIZIA AG	127,957	2,472
	Deutz AG	346,196	2,390
	Krones AG	41,811	2,376
	Salzgitter AG	108,723	2,347
	Bilfinger SE	79,934	2,347
*	zooplus AG	17,494	2,274
*	Nordex SE	176,085	2,061
	Indus Holding AG	50,848	2,018
	KWS Saat SE & Co. KGaA	28,940	2,013
	Isra Vision AG	45,149	1,956
	Hamburger Hafen und Logistik AG	64,554	1,627
	Koenig & Bauer AG	38,967	1,564
	Washtec AG	29,104	1,540
	DIC Asset AG	135,246	1,525
	Schaeffler AG Preference Shares	200,609	1,479
	RHOEN-KLINIKUM AG	55,226	1,464
	Wacker Neuson SE	72,891	1,460
	Takkt AG	94,907	1,296
	Hornbach Holding AG & Co. KGaA	22,895	1,231
*,^	Leoni AG	91,276	1,224
	Draegerwerk AG & Co. KGaA Preference Shares	21,791	1,182
^	Corestate Capital Holding SA	31,912	1,160
	Deutsche Beteiligungs AG	32,026	1,119
	Dermapharm Holding SE	32,380	1,099
	Wuestenrot & Wuerttembergische AG	53,501	1,064
	Kloeckner & Co. SE	209,013	1,026
*	SGL Carbon SE	145,833	981
	BayWa AG	37,226	969
	Vossloh AG	23,971	940
	Bertrandt AG	13,240	887
*,^	Heidelberger Druckmaschinen AG	773,870	843
	comdirect bank AG	76,945	794
*	SMA Solar Technology AG	26,176	628
*,2	Tele Columbus AG	240,906	534
*,^	ElringKlinger AG	75,846	431

	CropEnergies AG	56,895	380
	Draegerwerk AG & Co. KGaA	6,790	290
	Hornbach Baumarkt AG	106	2
			249,019
Greece (0.2%)
*	Piraeus Bank SA	829,892	2,830
*	GEK Terna Holding Real Estate Construction SA	212,556	1,505
*	Public Power Corp. SA	341,305	1,063
	Terna Energy SA	129,990	1,042
*	Ellaktor SA	366,159	879
	Hellenic Exchanges SA	151,295	830
*	Viohalco SA	178,808	828
	Holding Co. ADMIE IPTO SA	322,353	805
	Sarantis SA	83,519	800
*	LAMDA Development SA	74,287	771
	Aegean Airlines SA	82,435	745
	Fourlis Holdings SA	111,730	713
*,§	TT Hellenic Postbank SA	44,448	—
			12,811
Hong Kong (1.3%)
	HKBN Ltd.	2,761,777	4,986
	Fortune REIT (Hong Kong Shares)	3,468,000	4,540
^	SITC International Holdings Co. Ltd.	3,364,858	3,709
	Luk Fook Holdings International Ltd.	979,367	2,954
	Hongkong & Shanghai Hotels Ltd.	2,083,500	2,715
	Pacific Basin Shipping Ltd.	12,024,532	2,469
	IGG Inc.	2,489,000	2,365
	Sunlight REIT	3,070,764	2,252
*,2	Razer Inc.	10,621,000	2,176
	Man Wah Holdings Ltd.	4,221,600	2,035
	K Wah International Holdings Ltd.	3,628,504	1,888
	Gemdale Properties & Investment Corp. Ltd.	15,352,000	1,830
*	COFCO Meat Holdings Ltd.	4,823,000	1,827
	Asia Cement China Holdings Corp.	1,246,000	1,714
	CITIC Telecom International Holdings Ltd.	4,011,004	1,655
	Pou Sheng International Holdings Ltd.	5,654,000	1,573
	Value Partners Group Ltd.	2,616,906	1,560
	Road King Infrastructure Ltd.	688,346	1,415
	Prosperity REIT	3,336,000	1,386
	Mandarin Oriental International Ltd.	839,491	1,330
	Far East Consortium International Ltd.	2,693,858	1,278
	Pacific Textiles Holdings Ltd.	1,547,000	1,220
	SUNeVision Holdings Ltd.	1,627,000	1,200
	Giordano International Ltd.	3,331,735	1,145
	Chinese Estates Holdings Ltd.	1,244,500	1,128
*	Suncity Group Holdings Ltd.	5,960,000	1,090
	SmarTone Telecommunications Holdings Ltd.	1,171,230	1,076
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	652,000	1,072
^,2	Xiabuxiabu Catering Management China Holdings Co. Ltd.	766,000	1,065
^	Microport Scientific Corp.	1,200,000	1,009
	Canvest Environmental Protection Group Co. Ltd.	1,937,000	1,006
	Dynam Japan Holdings Co. Ltd.	731,040	946
*,^	Agritrade Resources Ltd.	6,475,000	927
	VSTECS Holdings Ltd.	1,620,000	886
	Chow Sang Sang Holdings International Ltd.	635,565	866
	TPV Technology Ltd.	2,612,000	818

*	Esprit Holdings Ltd.	4,895,400	810
^,§	Town Health International Medical Group Ltd.	8,913,419	783
*,^,§	Superb Summit International Group Ltd.	3,957,346	738
	Sun Hung Kai & Co. Ltd.	1,591,000	730
2	Regina Miracle International Holdings Ltd.	935,000	702
	Inspur International Ltd.	1,465,203	698
2	IMAX China Holding Inc.	301,858	693
^	NOVA Group Holdings Ltd.	3,100,000	692
*	GCL New Energy Holdings Ltd.	17,913,541	682
^	United Laboratories International Holdings Ltd.	1,230,500	674
*	Hong Kong Television Network Ltd.	1,110,000	640
*	Digital Domain Holdings Ltd.	45,780,000	617
*	Truly International Holdings Ltd.	4,379,000	614
	Anton Oilfield Services Group	5,299,298	608
	China Harmony New Energy Auto Holding Ltd.	1,942,000	591
2	Crystal International Group Ltd.	1,313,500	585
	Ju Teng International Holdings Ltd.	2,379,002	563
*,§	Convoy Global Holdings Ltd.	26,130,000	557
*	Honghua Group Ltd.	7,003,000	550
	Texwinca Holdings Ltd.	1,730,000	512
*	Goodbaby International Holdings Ltd.	2,492,000	511
*	NewOcean Energy Holdings Ltd.	2,394,000	506
	Singamas Container Holdings Ltd.	3,771,960	499
*,^	G-Resources Group Ltd.	65,226,190	464
*,^	Beijing Enterprises Medical & Health Group Ltd.	14,826,000	462
	Glory Sun Financial Group Ltd.	11,517,374	441
	Lee's Pharmaceutical Holdings Ltd.	689,000	435
	Emperor Capital Group Ltd.	12,281,860	429
*	We Solutions Ltd.	8,608,000	417
*	HC Group Inc.	1,554,500	396
2	CGN New Energy Holdings Co. Ltd.	2,716,720	348
*	China LNG Group Ltd.	4,407,999	326
*	KuangChi Science Ltd.	5,641,000	322
	Henderson Investment Ltd.	3,757,000	320
*	Lifestyle China Group Ltd.	1,002,870	320
	BOE Varitronix Ltd.	957,000	311
	Nan Hai Corp. Ltd.	16,800,000	300
*	New World Department Store China Ltd.	1,605,666	283
*	China Strategic Holdings Ltd.	36,675,000	269
*,^	China Silver Group Ltd.	2,702,508	250
	EVA Precision Industrial Holdings Ltd.	2,594,000	222
*	Future World Financial Holdings Ltd.	25,254,286	218
	Emperor Watch & Jewellery Ltd.	8,060,000	198
	Shenwan Hongyuan HK Ltd.	1,040,000	185
	Parkson Retail Group Ltd.	2,219,500	178
*,§	Camsing International Holding Ltd.	1,068,000	158
*	Panda Green Energy Group Ltd.	3,912,645	149
*	Sunshine Oilsands Ltd.	14,510,418	142
*	Global Brands Group Holding Ltd.	1,551,800	122
*	Beijing Sports and Entertainment Industry Group Ltd.	2,130,000	112
	Chong Hing Bank Ltd.	58,000	101
*,^,§	China Animal Healthcare Ltd.	1,003,918	66
	China LotSynergy Holdings Ltd.	1,841,996	63
§	China Baoli Technologies Holdings Ltd.	4,844,496	62
*	Mei Ah Entertainment Group Ltd.	960,000	24
*	Good Resources Holdings Ltd.	1,060,000	15
*	Sino Oil And Gas Holdings Ltd.	401,500	7

*	China Financial International Investments Ltd.	7,232	—
			85,781
Hungary (0.0%)
*	Opus Global Nyrt	603,808	867

India (2.6%)
	Info Edge India Ltd.	173,971	5,659
	Apollo Hospitals Enterprise Ltd.	251,617	4,930
2	AU Small Finance Bank Ltd.	414,964	4,083
	Mindtree Ltd.	375,414	3,896
	Crompton Greaves Consumer Electricals Ltd.	1,160,140	3,871
	Jubilant Foodworks Ltd.	207,892	3,608
	Indian Hotels Co. Ltd.	1,391,635	2,891
*	Fortis Healthcare Ltd.	1,477,327	2,573
*	AIA Engineering Ltd.	101,481	2,505
	PI Industries Ltd.	151,430	2,414
	City Union Bank Ltd.	855,517	2,406
	Tata Global Beverages Ltd.	643,949	2,347
*	Max Financial Services Ltd.	380,290	2,297
	Edelweiss Financial Services Ltd.	992,944	2,099
*	Godrej Properties Ltd.	149,874	2,067
*,§	India Infoline	647,548	2,066
*	Oberoi Realty Ltd.	258,294	2,056
	Cholamandalam Investment and Finance Co. Ltd.	547,000	2,054
	Whirlpool of India Ltd.	86,212	1,944
	Natco Pharma Ltd.	258,281	1,928
	CESC Ltd.	168,386	1,817
	Ramco Cements Ltd.	164,268	1,751
	Apollo Tyres Ltd.	763,041	1,739
	Supreme Industries Ltd.	111,946	1,707
	Indraprastha Gas Ltd.	387,224	1,700
	Ipca Laboratories Ltd.	121,426	1,681
	Sundaram Finance Ltd.	72,614	1,598
	Bata India Ltd.	82,783	1,567
2	Dr Lal PathLabs Ltd.	97,347	1,535
*	Aarti Industries Ltd.	61,422	1,501
	Manappuram Finance Ltd.	909,144	1,495
	Phoenix Mills Ltd.	160,053	1,491
	NIIT Technologies Ltd.	85,221	1,486
	PVR Ltd.	66,702	1,467
	Indiabulls Ventures Ltd.	424,124	1,465
	SRF Ltd.	37,368	1,463
	Balkrishna Industries Ltd.	135,646	1,380
*	Aditya Birla Fashion and Retail Ltd.	489,867	1,336
	Hexaware Technologies Ltd.	253,669	1,328
	Mahanagar Gas Ltd.	113,049	1,324
	Pfizer Ltd.	29,807	1,311
	Sanofi India Ltd.	14,624	1,302
	Jubilant Life Sciences Ltd.	202,037	1,287
	Gujarat State Petronet Ltd.	417,165	1,284
	Kajaria Ceramics Ltd.	185,412	1,273
*	NCC Ltd.	1,179,694	1,248
	DCB Bank Ltd.	440,013	1,245
*	Just Dial Ltd.	119,762	1,209
	Prestige Estates Projects Ltd.	324,776	1,198
2	PNB Housing Finance Ltd.	114,795	1,179
	Escorts Ltd.	164,943	1,121

	Gujarat Gas Ltd.	445,530	1,113
	Varun Beverages Ltd.	119,737	1,108
	IIFL Finance Ltd.	647,548	1,106
2	Syngene International Ltd.	251,356	1,100
*	WABCO India Ltd.	12,425	1,096
	Thermax Ltd.	68,406	1,091
*	Aavas Financiers Ltd.	49,906	1,079
	V-Guard Industries Ltd.	310,119	1,045
	Coromandel International Ltd.	190,688	1,032
	Amara Raja Batteries Ltd.	104,736	1,027
*	TeamLease Services Ltd.	26,330	1,018
	Bayer CropScience Ltd.	22,105	984
	Astral Poly Technik Ltd.	54,164	978
	GFL Ltd.	74,079	975
	Alembic Pharmaceuticals Ltd.	127,903	972
	KRBL Ltd.	286,031	916
	Cholamandalam Financial Holdings Ltd.	135,906	898
	Persistent Systems Ltd.	117,143	884
	Sundram Fasteners Ltd.	137,510	874
2	Endurance Technologies Ltd.	65,259	872
	Redington India Ltd.	554,441	863
	Century Textiles & Industries Ltd.	66,861	862
	Sobha Ltd.	108,778	862
	Symphony Ltd.	47,624	855
	Motilal Oswal Financial Services Ltd.	108,438	825
	Ajanta Pharma Ltd.	63,924	817
	Graphite India Ltd.	183,138	815
	Care Ratings Ltd.	73,132	801
*,2	Quess Corp. Ltd.	124,703	793
	Welspun India Ltd.	1,089,079	789
	Strides Pharma Science Ltd.	138,433	772
	Balrampur Chini Mills Ltd.	367,399	753
	Karur Vysya Bank Ltd.	808,764	737
*	Indian Bank	270,023	727
	Radico Khaitan Ltd.	166,992	720
*,2	Eris Lifesciences Ltd.	121,009	717
	Minda Industries Ltd.	170,434	716
	Vakrangee Ltd.	1,445,040	711
	National Aluminium Co. Ltd.	1,065,260	704
	Engineers India Ltd.	481,468	697
	NBCC India Ltd.	1,126,745	696
	Ceat Ltd.	57,425	679
	Gujarat Pipavav Port Ltd.	587,059	665
	Thomas Cook India Ltd.	242,382	656
*	Syndicate Bank	1,406,223	653
*	TTK Prestige Ltd.	8,411	652
*	Sun Pharma Advanced Research Co. Ltd.	279,939	649
*	Mahindra CIE Automotive Ltd.	249,048	646
	HEG Ltd.	43,935	626
	Chambal Fertilizers and Chemicals Ltd.	287,641	624
*	Bombay Burmah Trading Co.	52,459	619
	Blue Dart Express Ltd.	17,699	617
	Welspun Corp. Ltd.	378,254	611
	Sterlite Technologies Ltd.	282,390	609
2	Godrej Agrovet Ltd.	96,498	608
*	Equitas Holdings Ltd.	367,015	597
*	EIH Ltd.	245,994	591

V-Mart Retail Ltd.	21,822	591
2 Laurus Labs Ltd.	116,891	568
* Varun Beverages Ltd. - Interim Line	59,868	556
Kaveri Seed Co. Ltd.	85,783	555
GE Power India Ltd.	48,702	543
Finolex Cables Ltd.	98,347	535
JM Financial Ltd.	549,891	532
Karnataka Bank Ltd.	435,162	530
2 Dilip Buildcon Ltd.	88,401	526
Bajaj Consumer Care Ltd.	137,424	517
IRB Infrastructure Developers Ltd.	374,258	507
Birlasoft Ltd.	463,688	501
PTC India Ltd.	599,542	486
* Allahabad Bank	883,835	485
Dish TV India Ltd.	1,189,887	472
Sadbhav Engineering Ltd.	228,661	467
Avanti Feeds Ltd.	103,012	461
Jindal Saw Ltd.	471,470	460
Great Eastern Shipping Co. Ltd.	132,723	454
* Suzlon Energy Ltd.	7,442,259	452
South Indian Bank Ltd.	2,530,914	449
Raymond Ltd.	46,507	443
India Cements Ltd.	334,711	425
eClerx Services Ltd.	48,353	419
* Indiabulls Real Estate Ltd.	318,851	407
Repco Home Finance Ltd.	82,651	389
* TV18 Broadcast Ltd.	1,234,341	386
* UCO Bank	1,604,762	385
GE T&D India Ltd.	171,056	384
* Dewan Housing Finance Corp. Ltd.	539,723	383
* Future Consumer Ltd.	904,368	368
* Corp Bank	1,064,343	349
* CG Power and Industrial Solutions Ltd.	1,312,360	347
* Jammu & Kashmir Bank Ltd.	670,920	341
Multi Commodity Exchange of India Ltd.	28,711	338
* Oriental Bank of Commerce	333,501	329
VA Tech Wabag Ltd.	74,593	315
Rain Industries Ltd.	235,316	303
* Hindustan Construction Co. Ltd.	2,406,896	296
Tata Chemicals Ltd.	34,401	288
Arvind Ltd.	356,918	284
Jain Irrigation Systems Ltd.	943,650	280
* IFCI Ltd.	2,632,721	275
Gateway Distriparks Ltd.	164,655	259
* Central Bank of India	961,989	245
* Andhra Bank	864,916	243
Gujarat Mineral Development Corp. Ltd.	221,782	230
PC Jeweller Ltd.	446,661	221
* Indian Overseas Bank	1,236,351	200
* Shipping Corp. of India Ltd.	406,434	169
* Housing Development & Infrastructure Ltd.	954,079	165
Srei Infrastructure Finance Ltd.	775,148	132
* Jaiprakash Associates Ltd.	3,836,480	122
* RattanIndia Power Ltd.	5,925,655	112
* Sintex Plastics Technology Ltd.	1,362,051	100
* Bajaj Hindusthan Sugar Ltd.	913,423	79
* Reliance Communications Ltd.	2,724,350	57

	Cox & Kings Ltd.	257,545	43
	Reliance Home Finance Ltd.	261,928	38
	Sintex Industries Ltd.	801,170	27
*	Jet Airways India Ltd.	48,005	23
*	DEN Networks Ltd.	20,709	18
	McLeod Russel India Ltd.	97,424	15
*	Shree Renuka Sugars Ltd.	112,602	13
*	Cox & Kings Financial Service Ltd.	85,014	2
*	JITF Infralogistics Ltd.	19,706	2
*,§	Chennai Super Kings Cricket Ltd.	176,674	—
			169,580
Indonesia (0.7%)
*	Lippo Karawaci Tbk PT	179,215,577	3,571
	Ciputra Development Tbk PT	39,096,055	3,428
	Pakuwon Jati Tbk PT	64,692,834	3,380
	Pabrik Kertas Tjiwi Kimia Tbk PT	3,553,100	3,019
	Summarecon Agung Tbk PT	31,319,168	2,944
	Ace Hardware Indonesia Tbk PT	19,504,900	2,548
	Bank Tabungan Negara Persero Tbk PT	9,883,170	1,717
	Waskita Karya Persero Tbk PT	11,285,479	1,634
*	Kresna Graha Investama Tbk PT	37,728,200	1,546
	Mitra Adiperkasa Tbk PT	21,866,200	1,471
	Aneka Tambang Tbk	22,112,819	1,457
	Indo Tambangraya Megah Tbk PT	1,102,200	1,317
	Wijaya Karya Persero Tbk PT	7,901,933	1,306
*	Sentul City Tbk PT	122,910,306	1,298
	AKR Corporindo Tbk PT	4,453,783	1,264
*	Medco Energi Internasional Tbk PT	20,554,445	1,237
*	Panin Financial Tbk PT	47,340,400	1,179
	PP Persero Tbk PT	7,149,300	1,085
	Link Net Tbk PT	2,591,700	835
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	7,319,400	827
*	Trada Alam Minera Tbk PT	98,489,807	827
	Ramayana Lestari Sentosa Tbk PT	8,277,600	793
*	Alam Sutera Realty Tbk PT	33,279,191	785
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	8,868,429	669
*	Global Mediacom Tbk PT	20,724,306	573
	Adhi Karya Persero Tbk PT	5,359,200	563
	Surya Semesta Internusa Tbk PT	8,886,600	512
	Timah Tbk PT	6,655,120	488
*	Eagle High Plantations Tbk PT	37,432,700	381
*	Siloam International Hospitals Tbk PT	829,139	372
*	Krakatau Steel Persero Tbk PT	12,170,250	300
*	Salim Ivomas Pratama Tbk PT	10,133,900	243
	Bekasi Fajar Industrial Estate Tbk PT	10,382,400	235
*	Agung Podomoro Land Tbk PT	15,858,078	228
*	Medco Energi Internasional Tbk PT Warrants Exp. 12/11/2020	3,656,161	56
*	Sampoerna Agro Tbk PT	141,200	23
			44,111
Ireland (0.3%)
	C&C Group plc	891,929	4,059
	Green REIT plc	1,998,094	3,957
	Hibernia REIT plc	2,033,685	3,395
	Dalata Hotel Group plc	524,390	2,698
*	Cairn Homes plc (London Shares)	1,865,528	2,199
	Irish Continental Group plc	460,197	2,108

*	Permanent TSB Group Holdings plc	289,576	365
*	Cairn Homes plc	229,355	272
			19,053
Israel (0.5%)
	Reit 1 Ltd.	518,157	2,700
*	Nova Measuring Instruments Ltd.	79,298	2,322
*	Jerusalem Economy Ltd.	466,285	1,893
	Shikun & Binui Ltd.	539,576	1,855
*	Clal Insurance Enterprises Holdings Ltd.	113,219	1,830
	Matrix IT Ltd.	87,850	1,380
	Hilan Ltd.	38,599	1,341
	Electra Ltd.	4,595	1,303
	Sella Capital Real Estate Ltd.	516,726	1,161
	Formula Systems 1985 Ltd.	20,463	1,158
	Shapir Engineering and Industry Ltd.	298,551	1,135
	AudioCodes Ltd.	56,017	1,082
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	20,288	1,071
*	AFI Properties Ltd.	34,863	1,068
*	Partner Communications Co. Ltd.	254,452	1,038
	Menora Mivtachim Holdings Ltd.	64,579	1,032
	Bayside Land Corp.	1,805	971
	Kenon Holdings Ltd.	45,894	965
*	Big Shopping Centers Ltd.	10,476	820
	IDI Insurance Co. Ltd.	21,043	756
	Delta Galil Industries Ltd.	24,764	721
*	Brack Capital Properties NV	6,826	667
*	Allot Ltd.	88,155	636
	Gilat Satellite Networks Ltd.	72,660	610
	Naphtha Israel Petroleum Corp. Ltd.	92,736	610
*	Kamada Ltd.	86,075	491
*	Cellcom Israel Ltd. (Registered)	156,827	449
	Delek Automotive Systems Ltd.	105,635	447
	Norstar Holdings Inc.	25,292	407
	Property & Building Corp. Ltd.	2,556	256
*	Equital Ltd.	2,018	66
*	Airport City Ltd.	1	—
*	Africa Israel Investments Ltd.	1	—
			32,241
Italy (2.1%)
	Amplifon SPA	335,537	8,270
	Unipol Gruppo SPA	1,351,306	6,932
2	Infrastrutture Wireless Italiane SPA	671,271	6,791
	Azimut Holding SPA	340,658	6,385
	Interpump Group SPA	218,457	6,141
	Iren SPA	1,829,879	4,788
	Banca Generali SPA	163,348	4,756
	Freni Brembo SPA	403,597	4,128
	Cerved Group SPA	521,889	4,112
	BPER Banca	1,080,899	4,022
	Reply SPA	59,211	3,961
2	Enav SPA	715,360	3,935
	Autogrill SPA	365,026	3,858
	IMA Industria Macchine Automatiche SPA	48,389	3,799
	De' Longhi SPA	185,310	3,726
	Societa Cattolica di Assicurazioni SC	430,807	3,656
	Societa Iniziative Autostradali e Servizi SPA	189,954	3,603

2	Technogym SPA	312,718	3,359
	ASTM SPA	96,670	3,333
	Brunello Cucinelli SPA	96,549	3,058
	ERG SPA	152,447	2,948
2	Anima Holding SPA	761,013	2,798
	Banca Popolare di Sondrio SCPA	1,307,747	2,718
	Saras SPA	1,562,908	2,573
	ACEA SPA	121,214	2,279
	MARR SPA	93,765	2,021
	Tamburi Investment Partners SPA	310,605	1,957
^	Tod's SPA	36,996	1,842
*,^	Juventus Football Club SPA	1,056,326	1,816
2	Banca Farmafactoring SPA	297,752	1,609
2	RAI Way SPA	260,813	1,548
	Danieli & C Officine Meccaniche SPA Savings Shares	123,619	1,404
	Piaggio & C SPA	464,983	1,397
2	doValue SPA	111,663	1,396
2	Carel Industries SPA	111,808	1,377
	Fincantieri SPA	1,304,093	1,347
*,^	Banca Monte dei Paschi di Siena SPA	805,489	1,165
	Credito Emiliano SPA	226,313	1,133
	Datalogic SPA	57,515	1,011
^	Maire Tecnimont SPA	405,218	975
	Zignago Vetro SPA	82,435	932
2	Gima TT SPA	103,870	929
	Immobiliare Grande Distribuzione SIIQ SPA	139,881	899
	Cementir Holding SPA	125,020	878
*,^	Salini Impregilo SPA	457,168	874
	Banca IFIS SPA	60,740	858
	CIR-Compagnie Industriali Riunite SPA	766,766	847
*,2	OVS SPA	440,189	775
	Italmobiliare SPA	30,959	691
*	Arnoldo Mondadori Editore SPA	358,454	584
	Cairo Communication SPA	185,953	533
	Biesse SPA	37,791	471
	Danieli & C Officine Meccaniche SPA	25,773	449
	Rizzoli Corriere Della Sera Mediagroup SPA	304,475	326
	Geox SPA	199,449	280
	DeA Capital SPA	180,380	259
	Falck Renewables SPA	2,021	9
			138,521
Japan (15.0%)
^	Anritsu Corp.	393,200	7,217
	NET One Systems Co. Ltd.	234,000	6,172
	Amano Corp.	190,568	5,733
	Lasertec Corp.	106,400	5,061
	Ship Healthcare Holdings Inc.	104,900	4,714
	Nippon Suisan Kaisha Ltd.	745,722	4,699
	Sushiro Global Holdings Ltd.	71,400	4,379
^	Mani Inc.	58,100	4,175
	ADEKA Corp.	282,755	4,136
	Infomart Corp.	293,700	3,962
	Iwatani Corp.	117,724	3,886
	Hazama Ando Corp.	558,079	3,847
	Toagosei Co. Ltd.	353,692	3,659
	en-japan Inc.	88,000	3,610
	Tokyo Ohka Kogyo Co. Ltd.	106,069	3,587

Kureha Corp.	52,702	3,491
Inaba Denki Sangyo Co. Ltd.	75,644	3,484
Nikkon Holdings Co. Ltd.	147,648	3,450
^ Yoshinoya Holdings Co. Ltd.	174,320	3,383
Outsourcing Inc.	283,600	3,376
^ Japan Lifeline Co. Ltd.	191,500	3,370
Meitec Corp.	65,046	3,352
Tomy Co. Ltd.	259,517	3,315
Systena Corp.	196,500	3,265
Justsystems Corp.	96,500	3,256
NSD Co. Ltd.	105,334	3,244
Jafco Co. Ltd.	87,400	3,240
Kotobuki Spirits Co. Ltd.	54,200	3,197
Tsubakimoto Chain Co.	96,664	3,167
Digital Garage Inc.	91,500	3,142
Colowide Co. Ltd.	161,000	3,138
Toho Holdings Co. Ltd.	140,018	3,114
Kenedix Inc.	613,300	3,108
Oki Electric Industry Co. Ltd.	229,406	3,051
SMS Co. Ltd.	136,900	3,040
Nihon Parkerizing Co. Ltd.	271,261	3,023
Okumura Corp.	105,452	3,005
Nomura Co. Ltd.	220,800	2,990
Tokyo Seimitsu Co. Ltd.	106,434	2,985
Fuji Corp.	222,988	2,973
As One Corp.	35,700	2,956
TOKAI Holdings Corp.	341,400	2,913
Hanwa Co. Ltd.	105,283	2,869
Nichias Corp.	158,969	2,847
Round One Corp.	184,300	2,801
JCR Pharmaceuticals Co. Ltd.	39,794	2,800
Duskin Co. Ltd.	105,460	2,791
Takasago Thermal Engineering Co. Ltd.	178,493	2,756
Kanematsu Corp.	240,000	2,753
cocokara fine Inc.	52,189	2,750
Fujitec Co. Ltd.	220,084	2,744
Sakata Seed Corp.	84,556	2,732
Sangetsu Corp.	150,320	2,724
Nishimatsu Construction Co. Ltd.	143,758	2,716
Nippon Light Metal Holdings Co. Ltd.	1,483,769	2,712
Digital Arts Inc.	26,700	2,703
IBJ Leasing Co. Ltd.	106,901	2,683
^ Unizo Holdings Co. Ltd.	81,800	2,655
Kumagai Gumi Co. Ltd.	98,780	2,641
^ Mirait Holdings Corp.	178,671	2,638
Daiseki Co. Ltd.	110,387	2,623
Fuji Soft Inc.	58,374	2,623
Katitas Co. Ltd.	67,600	2,595
Milbon Co. Ltd.	53,020	2,587
Iriso Electronics Co. Ltd.	56,700	2,586
Takuma Co. Ltd.	216,100	2,564
Central Glass Co. Ltd.	112,613	2,560
Fuji Kyuko Co. Ltd.	66,600	2,558
Daio Paper Corp.	212,854	2,542
Mandom Corp.	107,654	2,533
KH Neochem Co. Ltd.	101,300	2,510
DTS Corp.	113,842	2,488

Daiwabo Holdings Co. Ltd.	51,276	2,485
Taikisha Ltd.	81,708	2,437
Toei Co. Ltd.	17,764	2,435
Menicon Co. Ltd.	65,800	2,420
Makino Milling Machine Co. Ltd.	57,880	2,413
Kiyo Bank Ltd.	184,404	2,402
Jeol Ltd.	106,800	2,400
DCM Holdings Co. Ltd.	253,888	2,396
Ogaki Kyoritsu Bank Ltd.	110,874	2,385
EDION Corp.	250,563	2,376
Tokyo Dome Corp.	257,478	2,369
Trusco Nakayama Corp.	114,200	2,347
Toyo Ink SC Holdings Co. Ltd.	107,016	2,338
^ Atom Corp.	254,057	2,327
Paramount Bed Holdings Co. Ltd.	60,200	2,302
Nippon Flour Mills Co. Ltd.	143,929	2,270
Kumiai Chemical Industry Co. Ltd.	273,850	2,250
Nachi-Fujikoshi Corp.	53,351	2,245
^ Japan Elevator Service Holdings Co. Ltd.	88,700	2,240
Sumitomo Mitsui Construction Co. Ltd.	419,446	2,230
Okamura Corp.	228,033	2,223
JINS Holdings Inc.	42,200	2,221
Nippon Seiki Co. Ltd.	126,732	2,220
Kanamoto Co. Ltd.	85,800	2,205
Asahi Holdings Inc.	104,300	2,166
Nichiha Corp.	82,900	2,162
Totetsu Kogyo Co. Ltd.	78,900	2,158
United Arrows Ltd.	75,067	2,151
Senko Group Holdings Co. Ltd.	272,800	2,137
San-A Co. Ltd.	52,944	2,126
Arcs Co. Ltd.	101,800	2,118
Japan Material Co. Ltd.	162,100	2,110
Nikkiso Co. Ltd.	162,261	2,077
Tokyo Steel Manufacturing Co. Ltd.	271,000	2,059
Takara Standard Co. Ltd.	130,799	2,050
ZERIA Pharmaceutical Co. Ltd.	112,640	2,045
Gunze Ltd.	46,007	2,044
Heiwa Real Estate Co. Ltd.	96,578	2,028
Starts Corp. Inc.	85,715	2,026
Anicom Holdings Inc.	58,100	2,024
Hokuetsu Corp.	407,321	2,021
Sumitomo Warehouse Co. Ltd.	156,855	2,020
Juroku Bank Ltd.	99,000	2,018
Joyful Honda Co. Ltd.	178,348	2,013
Toshiba TEC Corp.	67,700	2,007
Eizo Corp.	54,656	2,005
Elecom Co. Ltd.	55,100	1,995
Ichibanya Co. Ltd.	42,168	1,986
Valor Holdings Co. Ltd.	96,100	1,984
Hokkoku Bank Ltd.	71,289	1,980
Mitsubishi Pencil Co. Ltd.	127,900	1,978
Showa Sangyo Co. Ltd.	69,500	1,960
Nippon Soda Co. Ltd.	77,825	1,957
Ohsho Food Service Corp.	31,774	1,953
^ Create Restaurants Holdings Inc.	129,470	1,932
Nippon Densetsu Kogyo Co. Ltd.	100,703	1,929
Okamoto Industries Inc.	41,500	1,926

Keiyo Bank Ltd.	316,300	1,925
* Suruga Bank Ltd.	506,900	1,923
Tsubaki Nakashima Co. Ltd.	111,200	1,917
* euglena Co. Ltd.	194,200	1,914
Towa Pharmaceutical Co. Ltd.	76,082	1,909
FCC Co. Ltd.	98,243	1,909
Funai Soken Holdings Inc.	83,250	1,900
Nippon Signal Company Ltd.	170,916	1,897
Topre Corp.	124,900	1,874
Pacific Industrial Co. Ltd.	132,800	1,869
Showa Corp.	137,992	1,856
Prestige International Inc.	121,200	1,856
Nitto Boseki Co. Ltd.	82,411	1,852
Bank of Okinawa Ltd.	60,144	1,848
Musashino Bank Ltd.	95,600	1,847
Yamazen Corp.	193,600	1,839
Kato Sangyo Co. Ltd.	62,200	1,836
Morita Holdings Corp.	111,466	1,830
Unipres Corp.	111,780	1,820
* Mitsui E&S Holdings Co. Ltd.	207,300	1,817
Meidensha Corp.	117,687	1,814
Seiren Co. Ltd.	131,300	1,807
Okinawa Electric Power Co. Inc.	115,642	1,798
Macnica Fuji Electronics Holdings Inc.	128,913	1,789
Keihin Corp.	128,521	1,784
Koshidaka Holdings Co. Ltd.	125,908	1,781
Kobe Bussan Co. Ltd.	31,500	1,760
Kameda Seika Co. Ltd.	37,500	1,752
TKC Corp.	42,049	1,748
NichiiGakkan Co. Ltd.	109,700	1,736
Nanto Bank Ltd.	80,700	1,733
Hosiden Corp.	154,467	1,715
Saizeriya Co. Ltd.	73,121	1,709
Shinmaywa Industries Ltd.	136,468	1,706
Hitachi Zosen Corp.	473,310	1,697
Nisshin Oillio Group Ltd.	57,952	1,689
BML Inc.	61,400	1,685
Hogy Medical Co. Ltd.	60,522	1,682
Descente Ltd.	108,200	1,679
NEC Networks & System Integration Corp.	64,900	1,678
CKD Corp.	152,000	1,668
Shibuya Corp.	60,000	1,659
Raito Kogyo Co. Ltd.	125,900	1,657
KOMEDA Holdings Co. Ltd.	89,300	1,654
Inabata & Co. Ltd.	126,800	1,650
Zenrin Co. Ltd.	89,650	1,648
Kohnan Shoji Co. Ltd.	75,500	1,646
Earth Corp.	37,943	1,627
Transcosmos Inc.	76,396	1,625
Chudenko Corp.	74,200	1,623
Nippon Steel Trading Corp.	40,249	1,615
Onward Holdings Co. Ltd.	313,256	1,607
Musashi Seimitsu Industry Co. Ltd.	122,330	1,601
Kitz Corp.	235,448	1,600
Sato Holdings Corp.	66,100	1,597
Adastria Co. Ltd.	81,500	1,595
Prima Meat Packers Ltd.	84,688	1,585

S Foods Inc.	51,600	1,584
Japan Wool Textile Co. Ltd.	191,489	1,584
Ryosan Co. Ltd.	64,357	1,572
Daihen Corp.	56,751	1,571
^ Miroku Jyoho Service Co. Ltd.	50,100	1,566
MOS Food Services Inc.	70,158	1,563
Aeon Delight Co. Ltd.	52,200	1,555
San-Ai Oil Co. Ltd.	161,000	1,549
Nissin Kogyo Co. Ltd.	112,509	1,546
Nippon Sheet Glass Co. Ltd.	246,900	1,544
* KYB Corp.	54,400	1,544
Ai Holdings Corp.	98,100	1,532
Maxell Holdings Ltd.	119,800	1,532
Nitta Corp.	55,500	1,530
Nagaileben Co. Ltd.	72,900	1,521
^ Ringer Hut Co. Ltd.	64,700	1,517
Financial Products Group Co. Ltd.	172,100	1,516
Heiwado Co. Ltd.	82,400	1,513
Hamakyorex Co. Ltd.	42,300	1,511
Computer Engineering & Consulting Ltd.	67,770	1,508
Nissin Electric Co. Ltd.	131,000	1,505
^ Zojirushi Corp.	124,500	1,500
Hirata Corp.	24,511	1,499
Nitto Kogyo Corp.	78,688	1,498
Modec Inc.	56,388	1,497
^ Monex Group Inc.	501,487	1,489
Internet Initiative Japan Inc.	79,656	1,489
Hiday Hidaka Corp.	77,019	1,489
Bank of Nagoya Ltd.	47,812	1,484
Idec Corp.	82,600	1,483
Seiko Holdings Corp.	76,358	1,483
Max Co. Ltd.	93,700	1,478
Solasto Corp.	135,200	1,475
Nichi-iko Pharmaceutical Co. Ltd.	128,202	1,469
Takeuchi Manufacturing Co. Ltd.	94,700	1,465
Eiken Chemical Co. Ltd.	87,100	1,464
Hyakujushi Bank Ltd.	73,200	1,457
Yodogawa Steel Works Ltd.	76,533	1,457
Kadokawa Corp.	113,901	1,447
Relia Inc.	122,400	1,446
Ryobi Ltd.	77,987	1,446
TPR Co. Ltd.	83,231	1,441
Sakai Moving Service Co. Ltd.	24,200	1,441
Noritake Co. Ltd.	37,000	1,441
Nojima Corp.	89,400	1,439
TOMONY Holdings Inc.	440,700	1,433
Jaccs Co. Ltd.	72,000	1,432
EPS Holdings Inc.	92,800	1,429
Okasan Securities Group Inc.	399,200	1,427
Shinko Electric Industries Co. Ltd.	177,300	1,426
Sanyo Chemical Industries Ltd.	29,954	1,424
Sekisui Jushi Corp.	74,500	1,419
Wacom Co. Ltd.	399,736	1,408
Nichicon Corp.	170,783	1,405
Royal Holdings Co. Ltd.	56,600	1,405
Yondoshi Holdings Inc.	58,300	1,396
Kisoji Co. Ltd.	58,360	1,396

	Senshu Ikeda Holdings Inc.	758,700	1,392
	Create SD Holdings Co. Ltd.	62,118	1,392
	Axial Retailing Inc.	39,930	1,383
	Doutor Nichires Holdings Co. Ltd.	74,937	1,380
	United Super Markets Holdings Inc.	154,550	1,371
	Nippon Ceramic Co. Ltd.	52,500	1,368
	Komori Corp.	134,400	1,357
	Yuasa Trading Co. Ltd.	48,100	1,356
	Toshiba Machine Co. Ltd.	61,600	1,355
	Aida Engineering Ltd.	171,006	1,354
	Hyakugo Bank Ltd.	457,500	1,342
	Kintetsu World Express Inc.	100,000	1,341
*,^	Leopalace21 Corp.	638,800	1,337
	Tokyu Construction Co. Ltd.	193,700	1,325
	Yokogawa Bridge Holdings Corp.	85,200	1,324
	Futaba Corp.	99,032	1,319
	Toridoll Holdings Corp.	58,100	1,313
	Bell System24 Holdings Inc.	92,200	1,313
	Japan Securities Finance Co. Ltd.	257,641	1,306
	Star Micronics Co. Ltd.	99,098	1,300
	Nishio Rent All Co. Ltd.	46,500	1,300
	UACJ Corp.	79,385	1,298
	Maruwa Co. Ltd.	21,100	1,298
	Nissha Co. Ltd.	111,760	1,295
	Taiyo Holdings Co. Ltd.	42,000	1,288
	MCJ Co. Ltd.	175,800	1,286
	Daikyonishikawa Corp.	156,100	1,285
	Saibu Gas Co. Ltd.	60,673	1,265
	SAMTY Co. Ltd.	79,200	1,262
	Macromill Inc.	108,600	1,261
	Sanki Engineering Co. Ltd.	111,667	1,258
	Maruwa Unyu Kikan Co. Ltd.	29,351	1,254
	Gree Inc.	267,000	1,253
	Konoike Transport Co. Ltd.	80,900	1,252
	TSI Holdings Co. Ltd.	231,700	1,250
	Yamagata Bank Ltd.	85,485	1,249
	Sanken Electric Co. Ltd.	59,729	1,248
	Shoei Co. Ltd.	29,900	1,248
*,^	Japan Display Inc.	1,819,500	1,243
	Osaka Soda Co. Ltd.	50,700	1,236
	Piolax Inc.	68,700	1,232
	Bank of the Ryukyus Ltd.	118,467	1,228
^	Siix Corp.	97,200	1,228
	Tokyotokeiba Co. Ltd.	42,400	1,210
	Sakata INX Corp.	119,800	1,203
	Toho Bank Ltd.	499,364	1,198
	Information Services International-Dentsu Ltd.	34,500	1,198
	Press Kogyo Co. Ltd.	264,500	1,195
	Mizuno Corp.	52,056	1,195
	V Technology Co. Ltd.	25,400	1,195
	Seikagaku Corp.	108,764	1,193
	Wakita & Co. Ltd.	118,500	1,187
	Bunka Shutter Co. Ltd.	144,900	1,186
	Nohmi Bosai Ltd.	58,100	1,184
	Daiho Corp.	47,500	1,180
	Optex Group Co. Ltd.	93,100	1,176
	Tamura Corp.	208,000	1,171

	Chugoku Marine Paints Ltd.	156,200	1,169
	Shizuoka Gas Co. Ltd.	151,200	1,169
*	Vision Inc.	24,455	1,168
	Pressance Corp.	83,848	1,167
	Maruzen Showa Unyu Co. Ltd.	39,200	1,164
	Teikoku Sen-I Co. Ltd.	63,584	1,163
	Broadleaf Co. Ltd.	220,600	1,159
	Oita Bank Ltd.	40,907	1,159
	Tsukishima Kikai Co. Ltd.	98,000	1,159
	Furukawa Co. Ltd.	88,798	1,159
	Arata Corp.	35,759	1,157
*	M&A Capital Partners Co. Ltd.	17,200	1,149
	Belc Co. Ltd.	24,800	1,148
	Obara Group Inc.	33,140	1,147
^	Plenus Co. Ltd.	69,800	1,147
	Oiles Corp.	80,508	1,142
	Sanyo Denki Co. Ltd.	26,300	1,137
^	Kitanotatsujin Corp.	176,000	1,137
	Token Corp.	19,786	1,136
	Daibiru Corp.	122,643	1,134
	Giken Ltd.	38,700	1,134
*,^	Chiyoda Corp.	422,300	1,134
	Riso Kagaku Corp.	71,684	1,131
	Dip Corp.	55,100	1,131
	Tanseisha Co. Ltd.	95,300	1,130
^	Nishimatsuya Chain Co. Ltd.	140,100	1,130
	Kura Sushi Inc.	27,500	1,127
	Noritz Corp.	91,887	1,125
	Marudai Food Co. Ltd.	60,118	1,124
	T-Gaia Corp.	55,300	1,118
	JCU Corp.	59,600	1,118
^	Nippon Carbon Co. Ltd.	29,100	1,117
	Life Corp.	53,900	1,111
	Riso Kyoiku Co. Ltd.	237,600	1,110
	Bank of Iwate Ltd.	45,024	1,108
	Keihanshin Building Co. Ltd.	100,000	1,102
	ZIGExN Co. Ltd.	153,800	1,102
	Tocalo Co. Ltd.	146,700	1,097
	Ricoh Leasing Co. Ltd.	35,706	1,097
	Fujimori Kogyo Co. Ltd.	40,800	1,096
	Takasago International Corp.	39,700	1,090
	Futaba Industrial Co. Ltd.	156,900	1,088
	Retail Partners Co. Ltd.	97,000	1,087
	Sintokogio Ltd.	128,700	1,083
	Avex Inc.	84,200	1,083
	Fuso Chemical Co. Ltd.	51,800	1,082
	Fujimi Inc.	52,147	1,078
	Monogatari Corp.	12,670	1,077
	Tachi-S Co. Ltd.	83,900	1,075
	Itochu Enex Co. Ltd.	132,700	1,074
	Tosho Co. Ltd.	42,800	1,064
	Chofu Seisakusho Co. Ltd.	52,200	1,058
	Qol Holdings Co. Ltd.	70,399	1,058
	Miyazaki Bank Ltd.	43,793	1,054
	Fukushima Industries Corp.	33,700	1,046
	ESPEC Corp.	50,908	1,046
	Mitsuboshi Belting Ltd.	57,000	1,045

	Foster Electric Co. Ltd.	59,585	1,042
	Doshisha Co. Ltd.	66,500	1,036
	Fujicco Co. Ltd.	57,405	1,035
	T Hasegawa Co. Ltd.	58,500	1,034
	Yokohama Reito Co. Ltd.	109,900	1,031
	Tokyo Kiraboshi Financial Group Inc.	77,066	1,031
	Tsugami Corp.	128,000	1,030
	Tayca Corp.	48,832	1,027
	JVCKenwood Corp.	459,140	1,027
	Hokuto Corp.	60,224	1,027
	Kurabo Industries Ltd.	53,000	1,022
	Maeda Kosen Co. Ltd.	60,800	1,017
	JAC Recruitment Co. Ltd.	43,900	1,015
	METAWATER Co. Ltd.	30,300	1,014
	Topy Industries Ltd.	47,479	1,012
^	Akatsuki Inc.	15,000	1,007
*,^	RENOVA Inc.	129,500	1,006
	Tokai Corp.	51,100	1,005
	Geo Holdings Corp.	76,000	1,000
^	Nextage Co. Ltd.	88,400	999
*,^	Istyle Inc.	132,400	999
	Raiznext Corp.	93,800	998
	AOKI Holdings Inc.	101,704	997
	Bando Chemical Industries Ltd.	115,200	994
	Noritsu Koki Co. Ltd.	56,800	992
	Ishihara Sangyo Kaisha Ltd.	93,300	991
	FULLCAST Holdings Co. Ltd.	48,446	991
	Yellow Hat Ltd.	77,400	989
	Enplas Corp.	30,953	989
	Konishi Co. Ltd.	69,200	985
^	DyDo Group Holdings Inc.	25,044	984
	Kyokuto Kaihatsu Kogyo Co. Ltd.	79,700	983
^	J Trust Co. Ltd.	225,100	983
*	Open Door Inc.	38,900	978
	Shikoku Chemicals Corp.	92,900	975
	Trancom Co. Ltd.	16,900	974
	Mitsuuroko Group Holdings Co. Ltd.	125,500	971
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	35,103	969
	Sodick Co. Ltd.	108,178	969
	Strike Co. Ltd.	40,014	968
	Kyoei Steel Ltd.	57,112	967
	Argo Graphics Inc.	42,600	965
	Joshin Denki Co. Ltd.	50,526	964
	Mitsui Sugar Co. Ltd.	45,100	962
	Japan Pulp & Paper Co. Ltd.	28,500	959
	Aichi Steel Corp.	30,702	958
	J-Oil Mills Inc.	26,700	957
	Micronics Japan Co. Ltd.	100,300	957
	Future Corp.	53,800	957
	Belluna Co. Ltd.	148,000	956
	Toppan Forms Co. Ltd.	109,300	952
	Pack Corp.	31,300	945
	Kanematsu Electronics Ltd.	34,400	943
	Tamron Co. Ltd.	42,100	942
	Restar Holdings Corp.	62,600	941
	Sakai Chemical Industry Co. Ltd.	40,809	938
	Tonami Holdings Co. Ltd.	18,000	936

Ichikoh Industries Ltd.	146,266	936
Tsurumi Manufacturing Co. Ltd.	55,200	931
World Co. Ltd.	47,100	931
^ Shoei Foods Corp.	32,500	930
Rheon Automatic Machinery Co. Ltd.	55,315	928
Ehime Bank Ltd.	92,900	928
PAL GROUP Holdings Co. Ltd.	29,500	920
Chiyoda Co. Ltd.	62,200	920
Fixstars Corp.	55,600	918
^ Sourcenext Corp.	242,400	913
San ju San Financial Group Inc.	61,452	913
VT Holdings Co. Ltd.	232,200	913
Aomori Bank Ltd.	37,161	911
Meisei Industrial Co. Ltd.	131,800	910
^ Aruhi Corp.	48,426	910
Asahi Diamond Industrial Co. Ltd.	147,022	908
Ryoyo Electro Corp.	54,642	906
Tekken Corp.	33,900	901
Koa Corp.	74,800	900
Vital KSK Holdings Inc.	92,500	897
Inageya Co. Ltd.	66,100	896
TOC Co. Ltd.	140,746	894
Shinko Shoji Co. Ltd.	50,800	894
Marusan Securities Co. Ltd.	177,355	892
Riken Corp.	22,900	891
Fuji Co. Ltd.	52,500	888
Matsuya Co. Ltd.	119,800	885
Denki Kogyo Co. Ltd.	31,480	883
Sanyo Electric Railway Co. Ltd.	44,984	880
eGuarantee Inc.	82,000	879
Daiken Corp.	44,200	876
Sanshin Electronics Co. Ltd.	52,200	874
LIFULL Co. Ltd.	187,700	868
Taihei Dengyo Kaisha Ltd.	42,000	868
Key Coffee Inc.	44,393	867
Mitsubishi Logisnext Co. Ltd.	84,700	866
Kenko Mayonnaise Co. Ltd.	37,800	864
Hibiya Engineering Ltd.	47,800	862
Goldcrest Co. Ltd.	47,580	858
Sinfonia Technology Co. Ltd.	74,700	856
Yamanashi Chuo Bank Ltd.	82,062	854
Takara Leben Co. Ltd.	244,800	854
Cybozu Inc.	72,000	850
Sanyo Special Steel Co. Ltd.	61,870	848
Mie Kotsu Group Holdings Inc.	163,100	848
Dexerials Corp.	128,400	847
Nippon Kanzai Co. Ltd.	50,200	846
Kanto Denka Kogyo Co. Ltd.	123,400	843
Pasona Group Inc.	55,300	842
LEC Inc.	71,648	841
Arcland Sakamoto Co. Ltd.	69,200	838
Chubu Shiryo Co. Ltd.	72,700	836
Takamatsu Construction Group Co. Ltd.	39,800	836
Okabe Co. Ltd.	108,635	836
Nippon Road Co. Ltd.	15,000	834
Nippon Koei Co. Ltd.	38,000	834
St. Marc Holdings Co. Ltd.	39,000	828

OSAKA Titanium Technologies Co. Ltd.	50,800	828
Hioki EE Corp.	24,300	826
KAWADA TECHNOLOGIES Inc.	12,000	823
Central Security Patrols Co. Ltd.	18,295	822
GLOBERIDE Inc.	27,500	819
Riken Keiki Co. Ltd.	46,200	818
Mitsui-Soko Holdings Co. Ltd.	57,552	815
Shikoku Bank Ltd.	94,540	815
Nippon Thompson Co. Ltd.	177,600	813
^ Megachips Corp.	54,481	813
Kappa Create Co. Ltd.	63,388	810
Torii Pharmaceutical Co. Ltd.	33,800	809
Akita Bank Ltd.	44,000	807
Dai-Dan Co. Ltd.	39,700	806
Daito Pharmaceutical Co. Ltd.	28,900	806
G-Tekt Corp.	55,200	805
Tosei Corp.	76,400	803
Aichi Bank Ltd.	23,404	802
Canon Electronics Inc.	48,694	797
Sankyo Tateyama Inc.	70,800	794
Valqua Ltd.	39,800	793
Kintetsu Department Store Co. Ltd.	27,700	791
Starzen Co. Ltd.	20,500	789
Sogo Medical Holdings Co. Ltd.	52,200	789
Daido Metal Co. Ltd.	131,000	787
Uchida Yoko Co. Ltd.	25,300	787
KFC Holdings Japan Ltd.	40,000	786
COLOPL Inc.	128,000	786
Toyo Construction Co. Ltd.	197,900	779
Trust Tech Inc.	54,392	774
Tokushu Tokai Paper Co. Ltd.	22,500	773
^ W-Scope Corp.	70,700	771
Fukui Bank Ltd.	60,155	766
Toho Zinc Co. Ltd.	35,778	765
ValueCommerce Co. Ltd.	44,200	765
Intage Holdings Inc.	90,500	765
eRex Co. Ltd.	77,900	764
Michinoku Bank Ltd.	49,000	761
Ines Corp.	71,400	761
Mitsui High-Tec Inc.	64,700	761
Anest Iwata Corp.	89,600	755
OPT Holding Inc.	48,645	755
Roland DG Corp.	36,000	755
Daiwa Industries Ltd.	76,200	755
Union Tool Co.	25,300	755
Sumitomo Riko Co. Ltd.	97,000	753
YAMABIKO Corp.	88,400	750
Sinko Industries Ltd.	52,341	748
Tachibana Eletech Co. Ltd.	48,134	746
Sumitomo Seika Chemicals Co. Ltd.	23,800	743
Sun Frontier Fudousan Co. Ltd.	73,100	743
Iino Kaiun Kaisha Ltd.	221,936	743
^ Nippon Yakin Kogyo Co. Ltd.	386,800	740
Pacific Metals Co. Ltd.	38,808	736
Toyo Tanso Co. Ltd.	38,310	736
WATAMI Co. Ltd.	52,400	734
CMK Corp.	128,500	733

Matsuyafoods Holdings Co. Ltd.	22,200	732
Katakura Industries Co. Ltd.	63,900	729
Kyokuyo Co. Ltd.	25,900	725
Achilles Corp.	38,800	725
Kaga Electronics Co. Ltd.	47,600	724
CI Takiron Corp.	112,700	724
Sumitomo Densetsu Co. Ltd.	40,700	721
Zuken Inc.	42,000	720
Fujibo Holdings Inc.	29,700	719
Juki Corp.	79,618	719
Alconix Corp.	60,214	717
Eagle Industry Co. Ltd.	71,900	717
Riken Vitamin Co. Ltd.	22,800	716
Kourakuen Holdings Corp.	25,600	709
^ Kamakura Shinsho Ltd.	51,300	709
ASKA Pharmaceutical Co. Ltd.	59,100	707
^ Rorze Corp.	29,000	705
LIXIL VIVA Corp.	57,900	704
Toa Corp.	64,200	703
Rock Field Co. Ltd.	54,268	701
Toyo Corp.	72,317	700
Daiichi Jitsugyo Co. Ltd.	25,500	699
Okuwa Co. Ltd.	70,700	699
Neturen Co. Ltd.	90,500	698
Nittetsu Mining Co. Ltd.	16,100	698
Cawachi Ltd.	37,200	691
Tenma Corp.	40,500	691
Cosel Co. Ltd.	69,300	687
Shin-Etsu Polymer Co. Ltd.	97,300	684
Sagami Holdings Corp.	54,696	684
Hosokawa Micron Corp.	16,900	684
Japan Transcity Corp.	149,592	683
SBS Holdings Inc.	46,200	681
Yorozu Corp.	51,876	681
Stella Chemifa Corp.	24,200	681
PIA Corp.	16,100	680
Arcland Service Holdings Co. Ltd.	38,800	679
Optorun Co. Ltd.	27,000	679
Riken Technos Corp.	145,200	679
Toho Titanium Co. Ltd.	86,800	676
Melco Holdings Inc.	25,900	675
Kamei Corp.	65,900	671
Chiyoda Integre Co. Ltd.	35,100	670
Advan Co. Ltd.	65,900	670
Shindengen Electric Manufacturing Co. Ltd.	20,600	669
Kanaden Corp.	52,100	668
^ Hoosiers Holdings	117,200	667
Mitsubishi Research Institute Inc.	18,200	667
Shinwa Co. Ltd.	32,000	666
Osaki Electric Co. Ltd.	110,600	664
* BayCurrent Consulting Inc.	14,500	662
Yonex Co. Ltd.	108,600	657
Xebio Holdings Co. Ltd.	59,208	656
^ Link And Motivation Inc.	127,700	655
* KLab Inc.	80,060	655
Nippon Chemi-Con Corp.	42,681	653
OSJB Holdings Corp.	287,994	650

	Komtasu Matere Co. Ltd.	91,300	649
	Dai Nippon Toryo Co. Ltd.	72,000	649
	Chukyo Bank Ltd.	32,100	649
	Gakken Holdings Co. Ltd.	14,400	648
	Denyo Co. Ltd.	44,700	645
	Itochu-Shokuhin Co. Ltd.	15,700	643
	Sumida Corp.	60,909	643
	Yurtec Corp.	96,600	641
	Nippon Parking Development Co. Ltd.	411,600	641
	Fukuda Corp.	15,200	639
	Organo Corp.	18,000	637
	Nitto Kohki Co. Ltd.	31,800	637
	Krosaki Harima Corp.	11,600	636
	Amuse Inc.	28,500	636
	Feed One Co. Ltd.	387,000	632
	France Bed Holdings Co. Ltd.	69,000	631
*	Unitika Ltd.	165,200	628
	Yakuodo Co. Ltd.	28,300	622
	Toa Corp.	47,800	621
	Ichiyoshi Securities Co. Ltd.	93,900	620
	Kanagawa Chuo Kotsu Co. Ltd.	18,300	619
	Nisso Corp.	46,800	618
	Misawa Homes Co. Ltd.	63,000	615
	Warabeya Nichiyo Holdings Co. Ltd.	39,100	614
	Arakawa Chemical Industries Ltd.	45,100	610
	Koatsu Gas Kogyo Co. Ltd.	79,500	609
	Tsukui Corp.	131,800	606
	Nichiban Co. Ltd.	34,800	604
	Toenec Corp.	20,600	603
	Aisan Industry Co. Ltd.	90,100	603
	Fujita Kanko Inc.	23,900	599
^	RS Technologies Co. Ltd.	19,300	598
	Alpen Co. Ltd.	41,900	598
	NS United Kaiun Kaisha Ltd.	26,900	596
	Kansai Super Market Ltd.	59,700	595
	Icom Inc.	28,600	595
	Fuji Pharma Co. Ltd.	44,300	594
	CONEXIO Corp.	43,900	592
	Kyokuto Securities Co. Ltd.	70,500	592
	Shin Nippon Air Technologies Co. Ltd.	36,200	591
	Furuno Electric Co. Ltd.	68,900	590
	YA-MAN Ltd.	73,200	590
	Torishima Pump Manufacturing Co. Ltd.	63,800	589
*	ARTERIA Networks Corp.	51,800	589
	Nagatanien Holdings Co. Ltd.	30,900	588
	Rokko Butter Co. Ltd.	35,600	588
	F@N Communications Inc.	116,500	588
	Towa Bank Ltd.	88,500	586
	Mimasu Semiconductor Industry Co. Ltd.	35,200	585
	Iseki & Co. Ltd.	44,587	583
	FIDEA Holdings Co. Ltd.	526,800	581
	Tosho Printing Co. Ltd.	44,600	579
	MTI Ltd.	79,400	573
	Nihon Trim Co. Ltd.	12,900	573
^	IDOM Inc.	152,000	573
	Shinnihon Corp.	72,700	571
*,^	Vector Inc.	65,700	566

	Weathernews Inc.	19,700	565
	Oyo Corp.	55,700	564
	Nichiden Corp.	32,100	563
	Nissei ASB Machine Co. Ltd.	22,500	562
	Nippon Denko Co. Ltd.	327,190	562
	Towa Corp.	71,165	560
	Kasai Kogyo Co. Ltd.	68,200	560
	Shibusawa Warehouse Co. Ltd.	33,509	559
^	Aeon Fantasy Co. Ltd.	19,400	559
	Nissin Sugar Co. Ltd.	30,800	558
	ST Corp.	36,100	558
	Kyodo Printing Co. Ltd.	21,400	556
	SWCC Showa Holdings Co. Ltd.	69,800	555
	Mitsuba Corp.	93,324	555
	JSP Corp.	31,800	553
*,^	Gunosy Inc.	36,900	551
	Nihon Chouzai Co. Ltd.	18,100	549
^	Yamashin-Filter Corp.	100,813	548
	Keiyo Co. Ltd.	126,200	547
	Hochiki Corp.	43,900	547
	Marvelous Inc.	76,700	545
	Yushin Precision Equipment Co. Ltd.	61,400	540
	Godo Steel Ltd.	28,700	539
^	Pepper Food Service Co. Ltd.	34,654	536
	Aiphone Co. Ltd.	35,000	535
	Mars Group Holdings Corp.	28,500	533
	Onoken Co. Ltd.	42,000	528
	Hito Communications Holdings Inc.	31,066	527
	Bank of Saga Ltd.	37,600	525
	Sekisui Plastics Co. Ltd.	74,800	523
^	Taki Chemical Co. Ltd.	12,900	523
	Studio Alice Co. Ltd.	28,000	518
	Kato Works Co. Ltd.	28,941	517
	Osaka Steel Co. Ltd.	33,400	512
	Fujiya Co. Ltd.	28,800	511
*	Change Inc.	24,600	509
	Sankyo Seiko Co. Ltd.	109,597	507
	Kurimoto Ltd.	37,000	501
	Teikoku Electric Manufacturing Co. Ltd.	46,000	500
	Chori Co. Ltd.	32,100	500
	Matsuda Sangyo Co. Ltd.	35,300	498
*	ES-Con Japan Ltd.	79,200	497
	Japan Cash Machine Co. Ltd.	49,900	496
	Nihon Tokushu Toryo Co. Ltd.	41,400	496
	Itoki Corp.	119,900	495
^	BRONCO BILLY Co. Ltd.	23,800	494
	Happinet Corp.	41,000	492
^	Tokyo Individualized Educational Institute Inc.	58,412	491
	Alpha Systems Inc.	19,600	490
	Tochigi Bank Ltd.	298,012	487
	Ministop Co. Ltd.	35,600	486
	Shimizu Bank Ltd.	28,500	486
	Maezawa Kyuso Industries Co. Ltd.	27,300	485
	Jamco Corp.	26,600	485
	Kyosan Electric Manufacturing Co. Ltd.	140,400	483
	NEC Capital Solutions Ltd.	26,400	479
	CMIC Holdings Co. Ltd.	28,000	478

	Yomiuri Land Co. Ltd.	10,800	478
^	Genky DrugStores Co. Ltd.	24,500	476
	Nissin Corp.	29,700	475
	Ryoden Corp.	31,700	474
	Nippon Beet Sugar Manufacturing Co. Ltd.	25,700	473
	Aichi Corp.	75,100	470
	Asunaro Aoki Construction Co. Ltd.	62,200	470
	CTS Co. Ltd.	76,242	469
	SRA Holdings	20,900	469
	Sanyo Shokai Ltd.	33,142	467
	WDB Holdings Co. Ltd.	18,412	466
	Jimoto Holdings Inc.	518,282	465
	Honeys Holdings Co. Ltd.	38,390	465
	K&O Energy Group Inc.	34,300	464
	Toyo Kanetsu KK	25,600	456
	Taisei Lamick Co. Ltd.	17,100	455
	Kitagawa Corp.	23,400	452
	Tokyo Energy & Systems Inc.	52,400	451
	Central Sports Co. Ltd.	15,775	449
^	Meiko Network Japan Co. Ltd.	51,963	448
	Tatsuta Electric Wire and Cable Co. Ltd.	100,900	445
	Fudo Tetra Corp.	37,120	445
	Mitsubishi Paper Mills Ltd.	85,600	445
	Hokkan Holdings Ltd.	28,400	445
	Daikokutenbussan Co. Ltd.	14,800	444
	Mitsui Matsushima Holdings Co. Ltd.	37,300	444
	Nihon Nohyaku Co. Ltd.	105,100	444
	Pronexus Inc.	44,535	443
	Hisaka Works Ltd.	56,300	442
	CHIMNEY Co. Ltd.	20,000	441
	ASAHI YUKIZAI Corp.	35,011	440
	Hodogaya Chemical Co. Ltd.	17,000	439
	Asahi Co. Ltd.	37,200	432
	Halows Co. Ltd.	20,800	431
	CAC Holdings Corp.	33,600	429
*,^	Medical Data Vision Co. Ltd.	42,700	428
*	KNT-CT Holdings Co. Ltd.	35,200	425
	Wellnet Corp.	51,500	422
	Sac's Bar Holdings Inc.	48,750	421
	Gurunavi Inc.	67,600	417
	Tsutsumi Jewelry Co. Ltd.	21,900	417
	Parco Co. Ltd.	37,500	410
	Hakuto Co. Ltd.	36,000	405
	Takamiya Co. Ltd.	55,500	403
*	COOKPAD Inc.	143,500	403
	Fukui Computer Holdings Inc.	19,200	402
	Sinanen Holdings Co. Ltd.	24,600	401
	Shin Nippon Biomedical Laboratories Ltd.	59,700	401
	Fujikura Kasei Co. Ltd.	73,200	399
	Fuso Pharmaceutical Industries Ltd.	22,500	397
	Sanei Architecture Planning Co. Ltd.	28,400	396
	Daisyo Corp.	26,500	395
	Chuetsu Pulp & Paper Co. Ltd.	27,300	394
	Namura Shipbuilding Co. Ltd.	149,448	394
	Toho Co. Ltd.	21,800	393
	Yushiro Chemical Industry Co. Ltd.	31,800	393
	Hokkaido Gas Co. Ltd.	29,000	392

*	Nippon Sharyo Ltd.	17,100	391
	Space Value Holdings Co. Ltd.	84,200	391
	Mitsubishi Steel Manufacturing Co. Ltd.	34,800	389
	Yahagi Construction Co. Ltd.	60,200	388
	Atsugi Co. Ltd.	46,500	387
	Chiba Kogyo Bank Ltd.	137,500	386
	JP-Holdings Inc.	147,200	386
	Tomoku Co. Ltd.	23,700	383
*,^	FDK Corp.	50,514	382
	PC Depot Corp.	90,940	380
	Zuiko Corp.	12,400	380
	Tv Tokyo Holdings Corp.	17,800	377
	Corona Corp. Class A	40,100	371
*,^	Remixpoint Inc.	161,450	370
	Artnature Inc.	61,300	369
	Elematec Corp.	38,800	364
	Tsukuba Bank Ltd.	234,700	364
	Kita-Nippon Bank Ltd.	21,800	361
	GCA Corp.	55,400	360
	Ohara Inc.	26,588	352
*,^	Toyo Engineering Corp.	68,235	351
	Gun-Ei Chemical Industry Co. Ltd.	15,300	348
	World Holdings Co. Ltd.	25,600	347
	T RAD Co. Ltd.	20,300	345
	SMK Corp.	13,700	337
	Nihon Yamamura Glass Co. Ltd.	26,100	333
*	RPA Holdings Inc.	21,730	331
	Taiho Kogyo Co. Ltd.	45,200	321
^	Sanoh Industrial Co. Ltd.	68,600	320
	Infocom Corp.	12,900	320
*,^	Tokyo Base Co. Ltd.	46,700	318
	Okura Industrial Co. Ltd.	19,700	316
	Linical Co. Ltd.	31,900	308
*	Kojima Co. Ltd.	70,600	308
	Wowow Inc.	12,700	306
	Toa Oil Co. Ltd.	17,500	302
*	Sanden Holdings Corp.	63,100	300
	Seika Corp.	23,600	295
^	Ateam Inc.	28,900	295
	Chuo Spring Co. Ltd.	11,200	293
	Nippon Coke & Engineering Co. Ltd.	339,100	292
	Shimojima Co. Ltd.	28,800	290
	Maezawa Kasei Industries Co. Ltd.	27,600	288
	Takaoka Toko Co. Ltd.	25,600	281
*	Funai Electric Co. Ltd.	38,600	274
	Mito Securities Co. Ltd.	149,700	274
	Toli Corp.	114,201	267
	Tokyo Rakutenchi Co. Ltd.	5,600	266
	AOI Electronics Co. Ltd.	12,870	253
	Comture Corp.	6,600	253
	Tokyo Electron Device Ltd.	13,300	250
	Kitano Construction Corp.	10,400	250
	Fujitsu Frontech Ltd.	28,200	248
	Tokyo Rope Manufacturing Co. Ltd.	29,200	245
	Fuji Oil Co. Ltd.	103,500	242
	Inaba Seisakusho Co. Ltd.	18,300	234
	Chugai Ro Co. Ltd.	15,800	233

*	S-Pool Inc.	9,300	223
	Takihyo Co. Ltd.	12,700	217
	Showa Aircraft Industry Co. Ltd.	17,900	216
	Rhythm Watch Co. Ltd.	18,100	211
	Gecoss Corp.	24,000	206
^	Dai-ichi Seiko Co. Ltd.	16,300	199
	Airport Facilities Co. Ltd.	41,200	195
*,^	U-Shin Ltd.	21,400	193
*,^	Laox Co. Ltd.	63,900	185
	Daikoku Denki Co. Ltd.	15,100	185
	Fields Corp.	42,100	185
*,^	Tateru Inc.	107,200	184
	Cleanup Corp.	37,600	178
	Toyo Securities Co. Ltd.	150,100	170
*,^	BrainPad Inc.	2,900	167
	Right On Co. Ltd.	23,900	157
	Sumitomo Precision Products Co. Ltd.	6,100	154
	Paris Miki Holdings Inc.	49,200	152
*	Akebono Brake Industry Co. Ltd.	106,083	149
	Nakayama Steel Works Ltd.	33,600	148
	Yokowo Co. Ltd.	6,300	132
*	Kinki Sharyo Co. Ltd.	7,200	112
*	Poletowin Pitcrew Holdings Inc.	8,500	91
	Japan Best Rescue System Co. Ltd.	6,900	90
*	Evolable Asia Corp.	3,300	78
*	Optim Corp.	2,600	71
	Nippon Chemiphar Co. Ltd.	1,000	26
			980,973
Kuwait (0.1%)
	National Industries Group Holding SAK	2,669,101	2,203
*	Warba Bank KSCP	2,268,212	1,914
	Kuwait International Bank KSCP	1,508,414	1,425
	Alimtiaz Investment Group KSC	2,003,758	923
	Integrated Holding Co. KCSC	474,281	897
	Mezzan Holding Co. KSCC	325,833	669
			8,031
Malaysia (0.9%)
	Bursa Malaysia Bhd.	1,509,654	2,465
	Genting Plantations Bhd.	1,028,873	2,419
	Carlsberg Brewery Malaysia Bhd.	403,000	2,350
	Inari Amertron Bhd.	5,886,300	2,328
	Yinson Holdings Bhd.	1,359,900	2,286
	Sunway REIT	4,892,700	2,265
	My EG Services Bhd.	6,015,100	2,241
	UMW Holdings Bhd.	1,781,700	2,182
	IGB REIT	4,559,800	2,119
	TIME dotCom Bhd.	876,500	1,910
	Sapura Energy Bhd.	25,782,600	1,859
	Sunway Bhd.	4,355,038	1,747
	Kossan Rubber Industries	1,728,800	1,704
	Malakoff Corp. Bhd.	7,644,200	1,663
	SP Setia Bhd Group	3,453,400	1,635
	DRB-Hicom Bhd.	2,495,527	1,595
	KPJ Healthcare Bhd.	6,722,200	1,520
	Berjaya Sports Toto Bhd.	2,224,500	1,415
	Magnum Bhd.	2,057,400	1,333

Serba Dinamik Holdings Bhd.	1,344,400	1,302
Malaysian Resources Corp. Bhd.	5,854,538	1,285
Scientex Bhd.	591,900	1,208
Malaysia Building Society Bhd.	5,687,800	1,197
2 Lotte Chemical Titan Holding Bhd.	1,677,205	1,148
Bermaz Auto Bhd.	1,835,440	1,132
Cahya Mata Sarawak Bhd.	1,587,500	1,091
Supermax Corp. Bhd.	2,547,900	1,019
AEON Credit Service M Bhd.	248,800	997
VS Industry Bhd.	3,422,175	990
Pavilion REIT	2,150,300	976
Padini Holdings Bhd.	1,067,300	910
* Lafarge Malaysia Bhd.	1,093,800	899
* Velesto Energy Bhd.	11,191,880	849
Unisem M Bhd.	1,485,440	808
* Berjaya Corp. Bhd.	10,778,092	678
Muhibbah Engineering M Bhd.	1,045,400	678
Sunway Construction Group Bhd.	1,178,540	618
* WCT Holdings Bhd.	2,185,721	603
* Bumi Armada Bhd.	9,074,000	501
* Eco World Development Group Bhd.	2,636,200	500
Pos Malaysia Bhd.	985,400	412
* AirAsia X Bhd.	5,583,950	303
* UMW Oil & Gas Corp. Warrants Exp. 09/30/2024	2,470,020	75
* Sunway Bhd. Warrants Exp. 12/31/2024	362,955	32
* Datasonic Group Bhd. Warrants Exp. 07/05/2023	599,250	31
* Malaysian Resources Corp. Bhd. Warrants Exp. 12/31/2027	430,554	26
* BIMB Holdings Bhd. Warrants Exp. 12/04/2023	154,640	11
* WCT Holdings Bhd. Warrants Exp. 08/24/2020	310,551	8
* KNM Group Bhd. Warrants Exp. 04/21/2020	178,365	7
* OSK Holdings Bhd. Warrants Exp. 07/22/2020	357,292	3
* AirAsia X Bhd. Warrants Exp. 06/08/2020	300,675	2
* Mah Sing Group Warrants Exp. 01/15/2026	125,235	—
* CB Industrial Product Holding Bhd Warrants Exp. 10/31/2019	78,700	—
* OSK Ventures International Bhd.	1	—
		57,335
Mexico (0.5%)
PLA Administradora Industrial S de RL de CV	2,294,563	3,228
Gentera SAB de CV	3,148,600	2,599
2 Macquarie Mexico Real Estate Management SA de CV	2,261,506	2,557
Grupo Cementos de Chihuahua SAB de CV	457,200	2,454
Corp Inmobiliaria Vesta SAB de CV	1,642,100	2,418
* Controladora Vuela Cia de Aviacion SAB de CV Class A	2,160,808	2,118
* Genomma Lab Internacional SAB de CV Class B	2,231,652	2,036
Bolsa Mexicana de Valores SAB de CV	1,216,205	2,028
Prologis Property Mexico SA de CV	973,543	1,955
* La Comer SAB de CV	1,503,040	1,807
Qualitas Controladora SAB de CV	566,076	1,764
Grupo Herdez SAB de CV	574,883	1,203
* Hoteles City Express SAB de CV	1,064,401	1,058
Credito Real SAB de CV SOFOM ER	691,668	800
* Grupo Aeromexico SAB de CV	942,700	742
2 Concentradora Fibra Hotelera Mexicana SA de CV	1,831,066	688
Unifin Financiera SAB de CV SOFOM ENR	316,341	677
* Axtel SAB de CV	3,674,651	478
* Grupo GICSA SAB de CV	1,768,173	430
Consorcio ARA SAB de CV	2,042,743	426

	Grupo Rotoplas SAB de CV	437,093	314
	TV Azteca SAB de CV	1,778,595	143
			31,923
Netherlands (1.8%)
	IMCD NV	146,916	12,943
	SBM Offshore NV	492,047	9,736
*,^,2	Takeaway.com NV	102,633	9,181
	ASM International NV	107,016	8,729
	TKH Group NV	117,763	6,987
	BE Semiconductor Industries NV	205,275	6,075
	Corbion NV	167,311	5,469
*	Altice Europe NV	1,412,621	5,259
2	Intertrust NV	247,701	4,732
	Arcadis NV	200,460	4,090
	APERAM SA	142,634	3,525
	Eurocommercial Properties NV	136,438	3,432
*,2	Basic-Fit NV	97,384	3,067
	Sligro Food Group NV	94,802	3,035
^	AMG Advanced Metallurgical Group NV	84,426	2,417
^	Wereldhave NV	112,716	2,396
	Koninklijke BAM Groep NV	697,833	2,334
	TomTom NV	194,626	2,298
	PostNL NV	1,296,612	2,219
	NSI NV	51,186	2,174
2	Flow Traders	80,136	2,123
	Wessanen	149,751	1,877
*,^	Fugro NV	225,133	1,838
	Koninklijke Volkerwessels NV	74,938	1,493
	Vastned Retail NV	50,731	1,480
	Accell Group NV	58,237	1,390
^,2	B&S Group Sarl	70,290	1,143
2	NIBC Holding NV	120,672	1,071
	ForFarmers NV	111,518	877
	Brunel International NV	57,980	827
*	Altice Europe NV Class B	204,502	763
*,§	SRH NV	96,364	—
			114,980
New Zealand (0.8%)
	Mainfreight Ltd.	232,340	6,404
	Chorus Ltd.	1,259,198	4,560
	Z Energy Ltd.	1,018,701	4,333
	EBOS Group Ltd.	260,484	4,260
	Goodman Property Trust	3,009,348	4,049
	Infratil Ltd.	1,305,346	3,979
	Genesis Energy Ltd.	1,416,126	3,184
	Precinct Properties New Zealand Ltd.	2,645,780	3,098
	Summerset Group Holdings Ltd.	653,542	2,418
	Freightways Ltd.	412,945	2,323
	Argosy Property Ltd.	2,296,406	2,140
*	Synlait Milk Ltd.	278,402	1,829
	Vital Healthcare Property Trust	1,001,769	1,719
	Vector Ltd.	669,077	1,685
	Metlifecare Ltd.	483,067	1,387
	Heartland Group Holdings Ltd.	1,100,185	1,181
*	Pushpay Holdings Ltd.	525,766	1,151
	Scales Corp. Ltd.	319,339	954

	Tourism Holdings Ltd.	338,710	910
	SKY Network Television Ltd.	1,058,996	881
	Kathmandu Holdings Ltd.	501,826	700
	New Zealand Refining Co. Ltd.	485,574	687
*	Restaurant Brands New Zealand Ltd.	82,961	535
			54,367
Norway (1.4%)
	Tomra Systems ASA	305,010	8,971
	Storebrand ASA	1,291,851	8,730
	TGS NOPEC Geophysical Co. ASA	287,857	6,958
	Bakkafrost P/F	113,013	6,511
2	Entra ASA	389,732	5,653
	SpareBank 1 SR-Bank ASA	508,958	5,476
	SpareBank 1 SMN	380,226	4,186
*	Norwegian Finans Holding ASA	448,513	3,111
	DNO ASA	1,790,204	2,994
	Borregaard ASA	281,190	2,945
	Atea ASA	224,399	2,855
	Kongsberg Gruppen ASA	220,766	2,798
	Veidekke ASA	308,830	2,783
	Austevoll Seafood ASA	257,562	2,620
2	Scatec Solar ASA	234,331	2,414
	Grieg Seafood ASA	155,599	2,213
*,^	Nordic Semiconductor ASA	418,615	2,072
*,^	Borr Drilling Ltd.	215,557	2,059
2	Elkem ASA	708,822	1,928
2	Sbanken ASA	224,719	1,726
2	Evry AS	478,268	1,715
*	Frontline Ltd.	213,150	1,556
*,2	Aker Solutions ASA	434,612	1,390
*	PGS ASA	933,972	1,324
	Norway Royal Salmon ASA	48,633	1,063
*,2	BW LPG Ltd.	206,537	945
^	Wallenius Wilhelmsen ASA	278,592	849
*,^,2	XXL ASA	269,017	825
	Stolt-Nielsen Ltd.	71,517	819
	Ocean Yield ASA	130,440	771
*	Seadrill Ltd.	181,959	727
	Sparebank 1 Oestlandet	73,061	683
*,^	Norwegian Air Shuttle ASA	112,640	503
*	Akastor ASA	393,368	501
	Hoegh LNG Holdings Ltd.	113,659	468
*	Prosafe SE Class A	1	—
			93,142
Pakistan (0.2%)
	MCB Bank Ltd.	1,370,848	1,501
	Engro Corp. Ltd.	880,196	1,413
	Lucky Cement Ltd.	517,316	1,225
	Hub Power Co. Ltd.	2,460,901	1,085
	Bank Alfalah Ltd.	3,789,050	959
	Pakistan Oilfields Ltd.	371,380	945
	United Bank Ltd.	920,600	840
	Pakistan State Oil Co. Ltd.	816,018	768
	Engro Fertilizers Ltd.	1,805,430	728
	Millat Tractors Ltd.	74,330	367
	SUI Northern Gas Pipeline	896,700	352

	Nishat Mills Ltd.	717,026	332
*	SUI Southern Gas Co. Ltd.	2,597,500	287
	Kot Addu Power Co. Ltd.	1,310,608	265
	Searle Co. Ltd.	292,503	241
	DG Khan Cement Co. Ltd.	697,786	194
	Fauji Cement Co. Ltd.	1,937,807	155
	Thal Ltd.	41,550	80
	Fauji Fertilizer Bin Qasim Ltd.	667,500	68
	Pakistan Telecommunication Co. Ltd.	810,500	36
			11,841
Philippines (0.4%)
	Security Bank Corp.	1,286,149	4,606
	Robinsons Land Corp.	5,650,897	3,037
	Robinsons Retail Holdings Inc.	1,717,840	2,679
	Puregold Price Club Inc.	2,629,360	2,342
	First Gen Corp.	3,252,130	1,697
	Vista Land & Lifescapes Inc.	10,780,000	1,618
	Pilipinas Shell Petroleum Corp.	2,060,790	1,554
	Manila Water Co. Inc.	3,135,785	1,446
	Wilcon Depot Inc.	4,361,300	1,343
	D&L Industries Inc.	5,811,700	1,174
	Cebu Air Inc.	554,900	1,017
	Filinvest Land Inc.	26,108,400	973
	Century Pacific Food Inc.	2,700,500	800
	Nickel Asia Corp.	9,528,874	472
*,2	CEMEX Holdings Philippines Inc.	6,025,000	346
			25,104
Poland (0.6%)
*	Bank Millennium SA	1,690,979	3,302
*	Orange Polska SA	1,872,828	3,256
*	Alior Bank SA	266,524	3,210
	CCC SA	81,666	3,153
	Asseco Poland SA	213,872	3,022
2	PLAY Communications SA	302,174	2,459
^	KRUK SA	46,937	2,239
*	AmRest Holdings SE	204,959	2,132
	Kernel Holding SA	143,776	1,794
*	Grupa Azoty SA	130,366	1,500
*	Jastrzebska Spolka Weglowa SA	145,134	1,458
*	Enea SA	600,503	1,274
	Bank Handlowy w Warszawie SA	87,886	1,195
	Eurocash SA	236,614	1,141
*	Tauron Polska Energia SA	2,736,141	1,113
	Budimex SA	33,351	1,109
*	Energa SA	583,500	1,100
	Warsaw Stock Exchange	72,550	727
*	Ciech SA	69,830	712
	PKP Cargo SA	80,279	698
	Lubelski Wegiel Bogdanka SA	31,719	301
*	Boryszew SA	216,015	249
*,§	getBACK SA	103,234	100
			37,244
Portugal (0.3%)
	Banco Comercial Portugues SA	21,333,075	5,452
	NOS SGPS SA	627,674	3,897
	REN - Redes Energeticas Nacionais SGPS SA	1,138,257	3,077

Navigator Co. SA	731,017	2,457
Sonae SGPS SA	2,582,679	2,409
Altri SGPS SA	216,870	1,423
Corticeira Amorim SGPS SA	90,271	971
CTT-Correios de Portugal SA	418,514	892
Semapa-Sociedade de Investimento e Gestao	62,160	821
^ Mota-Engil SGPS SA	241,392	485
		21,884
Qatar (0.0%)
Medicare Group	402,800	823

Russia (0.1%)
* M.Video PJSC	230,980	1,557
Safmar Financial Investment	193,950	1,453
2 Detsky Mir PJSC	605,280	852
TMK PJSC	840,360	770
* Raspadskaya OJSC	328,911	698
* Mechel PJSC	613,690	649
Lenenergo PJSC Preference Shares	223,300	393
OGK-2 PJSC	42,539,850	340
Mechel PJSC Preference Shares	209,660	334
ENEL RUSSIA PJSC	21,416,000	330
TGC-1 PJSC	1,936,700,000	314
		7,690
Saudi Arabia (0.2%)
Southern Province Cement Co.	95,431	1,461
Saudia Dairy & Foodstuff Co.	21,584	707
* Yamama Cement Co.	130,581	668
United Electronics Co.	31,067	630
Eastern Province Cement Co.	65,616	573
National Gas & Industrialization Co.	66,961	533
Arriyadh Development Co.	128,302	518
City Cement Co.	136,409	511
Arabian Cement Co.	64,670	510
* National Agriculture Development Co.	73,038	483
United International Transportation Co.	49,589	449
National Medical Care Co.	30,312	431
Aldrees Petroleum and Transport Services Co.	40,635	418
* Saudi Chemical Co.	40,397	344
* Saudi Ceramic Co.	56,488	338
* Saudi Public Transport Co.	90,437	334
Herfy Food Services Co.	22,653	325
* Northern Region Cement Co.	119,413	317
Dur Hospitality Co.	52,737	261
* Najran Cement Co.	104,683	243
* Saudi Real Estate Co.	71,845	229
* Tabuk Cement Co.	59,916	224
Mediterranean & Gulf Insurance & Reinsurance Co.	53,016	212
* Hail Cement Co.	82,098	206
* Al Jouf Cement Co.	93,135	205
* Abdul Mohsen Al-Hokair Tourism and Development Co.	52,105	202
* Bawan Co.	52,255	201
* Aseer Trading Tourism & Manufacturing Co.	81,001	198
* Saudi Arabian Amiantit Co.	125,411	198
* Methanol Chemicals Co.	87,531	195
AlAbdullatif Industrial Investment Co.	49,335	149

*	Zamil Industrial Investment Co.	29,287	128
*	Astra Industrial Group	31,323	128
*	Saudi Marketing Co.	27,669	117
*	Red Sea International Co.	21,240	80
	Samba Financial Group	134	1
			12,727
Singapore (1.1%)
	NetLink NBN Trust	8,269,200	5,203
	Keppel Infrastructure Trust	10,428,546	3,863
	Frasers Logistics & Industrial Trust	4,148,980	3,619
	Frasers Centrepoint Trust	1,614,768	3,063
	Keppel DC REIT	2,416,308	2,997
	Ascott Residence Trust	3,111,565	2,960
	Manulife US REIT	3,179,748	2,825
	CDL Hospitality Trusts	2,157,213	2,568
	Parkway Life REIT	1,114,581	2,480
	Ascendas India Trust	2,315,000	2,373
	Starhill Global REIT	3,973,608	2,293
	ESR-REIT	5,876,746	2,238
	Bukit Sembawang Estates Ltd.	532,500	2,132
	Frasers Commercial Trust	1,817,013	2,126
	CapitaLand Retail China Trust	1,632,760	1,885
	Raffles Medical Group Ltd.	2,517,184	1,881
	AIMS APAC REIT	1,655,800	1,783
	Ascendas Hospitality Trust	2,243,400	1,699
	First Resources Ltd.	1,485,629	1,683
	Cache Logistics Trust	2,865,404	1,603
	OUE Hospitality Trust	2,831,666	1,530
	Far East Hospitality Trust	2,452,800	1,212
	SPH REIT	1,554,500	1,211
	First REIT	1,466,000	1,182
	GuocoLand Ltd.	765,600	1,107
	Frasers Hospitality Trust	2,071,700	1,054
	Sheng Siong Group Ltd.	1,183,400	998
	Lippo Malls Indonesia Retail Trust	5,723,400	998
	Sabana Shari'ah Compliant Industrial REIT	2,803,400	927
	Soilbuild Business Space REIT	2,165,600	921
	Yoma Strategic Holdings Ltd.	3,333,719	867
	Silverlake Axis Ltd.	2,260,429	852
	Accordia Golf Trust	2,148,316	828
	Thomson Medical Group Ltd.	17,421,000	794
	OUE Ltd.	720,800	785
§	Best World International Ltd.	751,600	744
	Asian Pay Television Trust	3,923,100	501
	Boustead Singapore Ltd.	878,100	491
	Fortune REIT (Singapore Shares)	276,589	358
	Bumitama Agri Ltd.	800,400	337
*,§	Hyflux Ltd.	1,145,286	175
*,§	Noble Group Ltd.	1,804,400	106
*,^,§	Ezra Holdings Ltd.	4,500,399	36
*,§	Ezion Holdings Ltd. Warrants Exp. 04/15/2020	455,755	—
*,§	China Hongxing Sports Ltd.	831,000	—
*,^,§	Midas Holdings Ltd.	2,619,447	—
*,^	Ezion Holdings Ltd. Warrants Exp. 04/16/2023	2,195,796	—
			69,288

South Africa (0.6%)
	AECI Ltd.	297,806	1,938
	EPP NV	1,316,000	1,807
	SA Corporate Real Estate Ltd.	7,290,673	1,782
	Famous Brands Ltd.	246,049	1,564
	Equites Property Fund Ltd.	1,092,421	1,559
	Investec Property Fund Ltd.	1,400,001	1,460
*	PPC Ltd.	4,254,079	1,444
	Advtech Ltd.	1,559,467	1,378
	DataTec Ltd.	535,899	1,256
*	Nampak Ltd.	1,687,784	1,171
	Astral Foods Ltd.	100,993	1,159
	Wilson Bayly Holmes-Ovcon Ltd.	141,805	1,140
	Allied Electronics Corp. Ltd.	589,491	1,140
	Cashbuild Ltd.	61,443	1,136
	Oceana Group Ltd.	233,364	1,108
	Emira Property Fund Ltd.	1,156,031	1,082
*	Sun International Ltd.	318,757	1,028
	Hosken Consolidated Investments Ltd.	140,461	961
	Zeder Investments Ltd.	2,618,908	884
	Metair Investments Ltd.	520,139	860
	Adcock Ingram Holdings Ltd.	204,117	812
^	Curro Holdings Ltd.	521,650	810
	Alexander Forbes Group Holdings Ltd.	2,012,216	788
*	Long4Life Ltd.	2,362,116	746
	City Lodge Hotels Ltd.	91,614	734
	Arrowhead Properties Ltd.	2,735,617	676
	Hudaco Industries Ltd.	81,387	664
	Clover Industries Ltd.	407,332	655
	Peregrine Holdings Ltd.	481,689	619
	Raubex Group Ltd.	405,656	541
	Grindrod Ltd.	1,283,661	539
	Lewis Group Ltd.	219,461	497
	Murray & Roberts Holdings Ltd.	605,459	486
*	Steinhoff International Holdings NV	5,759,085	473
^	Omnia Holdings Ltd.	192,979	453
*,^	Blue Label Telecoms Ltd.	1,757,776	449
*	EOH Holdings Ltd.	350,795	434
*,^	DRDGOLD Ltd.	1,075,447	351
*,§	Tongaat Hulett Ltd.	300,239	276
*	Ascendis Health Ltd.	754,517	263
	Delta Property Fund Ltd.	1,462,064	186
*,^	Stadio Holdings Ltd.	742,627	155
^	Rebosis Property Fund Ltd.	1,399,041	55
			37,519
South Korea (3.7%)
	LG Innotek Co. Ltd.	40,088	3,785
^	Meritz Securities Co. Ltd.	810,615	3,446
^	Hyundai Elevator Co. Ltd.	46,101	3,095
	Douzone Bizon Co. Ltd.	52,175	2,804
	Meritz Fire & Marine Insurance Co. Ltd.	159,255	2,676
*,^	Pearl Abyss Corp.	17,233	2,489
	Youngone Corp.	86,031	2,439
	Koh Young Technology Inc.	33,797	2,360
*	Hanall Biopharma Co. Ltd.	105,006	2,327
2	Orange Life Insurance Ltd.	94,327	2,253
*	Pan Ocean Co. Ltd.	535,868	2,165

*,^	Hyundai Merchant Marine Co. Ltd.	762,118	2,120
	Com2uSCorp	27,244	2,020
	KIWOOM Securities Co. Ltd.	32,911	2,013
	WONIK IPS Co. Ltd.	96,310	1,998
	SK Materials Co. Ltd.	13,315	1,996
*,^	Hyundai Rotem Co. Ltd.	137,754	1,916
	JB Financial Group Co. Ltd.	406,899	1,890
^	Kolmar Korea Co. Ltd.	40,476	1,877
	Hanjin Kal Corp.	85,820	1,867
*	Hugel Inc.	5,779	1,820
	Innocean Worldwide Inc.	31,911	1,798
	Hyosung Corp.	25,632	1,761
	Korean Reinsurance Co.	257,042	1,733
*	Genexine Co. Ltd.	35,750	1,717
*	Sangsangin Co. Ltd.	107,648	1,708
	Kolon Industries Inc.	50,589	1,694
*,^	Komipharm International Co. Ltd.	104,657	1,692
	LS Industrial Systems Co. Ltd.	43,434	1,683
	Daewoong Pharmaceutical Co. Ltd.	12,442	1,654
	Taekwang Industrial Co. Ltd.	1,577	1,653
	Hansol Chemical Co. Ltd.	23,707	1,621
^	Cosmax Inc.	18,602	1,598
*	Osstem Implant Co. Ltd.	27,428	1,588
	SFA Engineering Corp.	49,217	1,557
*	Celltrion Pharm Inc.	49,869	1,500
	Hyundai Greenfood Co. Ltd.	142,504	1,489
*,^	Iljin Materials Co. Ltd.	45,977	1,442
*,^	SM Entertainment Co. Ltd.	47,989	1,425
	Chong Kun Dang Pharmaceutical Corp.	18,734	1,375
	Daishin Securities Co. Ltd.	136,055	1,359
	JYP Entertainment Corp.	79,424	1,356
^	Eo Technics Co. Ltd.	22,673	1,354
^	Soulbrain Co. Ltd.	24,593	1,345
	Seoul Semiconductor Co. Ltd.	98,888	1,335
*,^	Kumho Tire Co. Inc.	393,283	1,329
	Green Cross Corp.	14,494	1,308
*	Asiana Airlines Inc.	267,652	1,302
	Daeduck Electronics Co.	147,679	1,271
	Partron Co. Ltd.	104,809	1,267
*,^	Mezzion Pharma Co. Ltd.	14,048	1,248
	Taeyoung Engineering & Construction Co. Ltd.	112,036	1,248
	DoubleUGames Co. Ltd.	26,236	1,234
	Bukwang Pharmaceutical Co. Ltd.	95,324	1,234
	NICE Information Service Co. Ltd.	92,606	1,215
	Green Cross Holdings Corp.	73,369	1,209
	Huchems Fine Chemical Corp.	61,295	1,174
*,^	G-treeBNT Co. Ltd.	58,046	1,169
	LF Corp.	56,636	1,167
	Hyundai Home Shopping Network Corp.	14,781	1,164
	IS Dongseo Co. Ltd.	41,286	1,158
	LEENO Industrial Inc.	24,809	1,157
*,^	ABLBio Inc.	67,329	1,155
	Korea Electric Terminal Co. Ltd.	20,550	1,154
*	CrystalGenomics Inc.	100,213	1,148
*	Ananti Inc.	118,516	1,147
*,^	Esmo Corp.	250,434	1,139
^	NEPES Corp.	44,374	1,123

	Handsome Co. Ltd.	35,786	1,121
	GS Home Shopping Inc.	7,872	1,112
	Daou Technology Inc.	64,779	1,111
	Dentium Co. Ltd.	19,106	1,097
	Daesang Corp.	53,653	1,078
*	DIO Corp.	31,142	1,067
*,^	Foosung Co. Ltd.	143,190	1,064
	LOTTE Himart Co. Ltd.	34,246	1,060
	Dong-A ST Co. Ltd.	13,663	1,059
*	Pharmicell Co. Ltd.	151,640	1,053
	CJ CGV Co. Ltd.	36,432	1,041
	Sam Chun Dang Pharm Co. Ltd.	36,955	1,037
	DB HiTek Co. Ltd.	92,790	1,030
*	Medipost Co. Ltd.	41,796	1,011
	LG International Corp.	64,772	1,005
^	F&F Co. Ltd.	17,206	1,003
*	Yungjin Pharmaceutical Co. Ltd.	265,747	1,003
	Poongsan Corp.	50,513	1,003
^	L&F Co. Ltd.	41,478	990
^	SKCKOLONPI Inc.	40,949	989
*	Dongkuk Steel Mill Co. Ltd.	175,555	982
	NICE Holdings Co. Ltd.	53,170	973
*	BH Co. Ltd.	63,095	967
	LG Hausys Ltd.	18,922	954
*	Oscotec Inc.	60,660	953
	Samyang Holdings Corp.	16,130	947
	SK Chemicals Co. Ltd.	25,127	941
^	Dongjin Semichem Co. Ltd.	82,217	938
	HS Industries Co. Ltd.	128,479	918
	Meritz Financial Group Inc.	77,687	912
	Hana Tour Service Inc.	24,769	901
*	Studio Dragon Corp.	17,486	901
*	GemVax & Kael Co. Ltd.	88,149	899
*,^	Ecopro Co. Ltd.	48,493	885
*,^	Naturecell Co. Ltd.	120,929	881
	Shinsegae International Inc.	6,188	881
	Binggrae Co. Ltd.	15,989	879
	Korea Petrochemical Ind Co. Ltd.	8,703	879
*	Amicogen Inc.	50,285	878
	Grand Korea Leisure Co. Ltd.	55,891	873
^	Hyosung Chemical Corp.	6,277	859
	Silicon Works Co. Ltd.	26,878	858
^	Hanjin Transportation Co. Ltd.	32,813	858
	Korea Real Estate Investment & Trust Co. Ltd.	460,530	850
	Hankook Technology Group Co. Ltd.	64,353	841
*	Ilyang Pharmaceutical Co. Ltd.	41,920	827
	JW Pharmaceutical Corp.	34,815	827
	Chongkundang Holdings Corp.	9,430	825
*	Hyosung Advanced Materials Corp.	8,353	821
*,^	Cafe24 Corp.	15,366	818
	Kumho Industrial Co. Ltd.	74,010	815
	Daewoong Co. Ltd.	61,993	809
	SL Corp.	43,420	808
	Tongyang Inc.	588,235	802
	S&T Motiv Co. Ltd.	18,978	800
	Dongwon F&B Co. Ltd.	3,510	789
	Young Poong Corp.	1,362	781

	LIG Nex1 Co. Ltd.	31,143	772
	Ahnlab Inc.	16,814	770
	Halla Holdings Corp.	21,228	767
*	Innox Advanced Materials Co. Ltd.	17,137	762
*	Seegene Inc.	40,628	759
^	Songwon Industrial Co. Ltd.	47,461	751
	Hansae Co. Ltd.	47,214	750
	Orion Holdings Corp.	56,018	737
^	Dawonsys Co. Ltd.	63,651	729
^	Mirae Asset Life Insurance Co. Ltd.	217,073	729
	Sebang Global Battery Co. Ltd.	21,291	727
	DongKook Pharmaceutical Co. Ltd.	12,892	725
*	LegoChem Biosciences Inc.	19,474	719
*	Telcon RF Pharmaceutical Inc.	183,988	708
	Dongwon Industries Co. Ltd.	3,638	703
	Harim Holdings Co. Ltd.	80,001	689
*	Enzychem Lifesciences Corp.	17,164	688
^	Samwha Capacitor Co. Ltd.	18,744	687
	SK Gas Ltd.	10,469	684
	Nexen Tire Corp.	93,637	679
	InBody Co. Ltd.	32,804	678
	Youngone Holdings Co. Ltd.	15,181	674
*	NKMax Co. Ltd.	56,792	673
*,^	CMG Pharmaceutical Co. Ltd.	301,689	669
*	Korea Line Corp.	31,259	666
	Jeil Pharma Holdings Inc.	45,388	664
	Posco ICT Co. Ltd.	155,472	659
*	iNtRON Biotechnology Inc.	63,442	649
*	Eutilex Co. Ltd.	13,150	644
^	YG Entertainment Inc.	30,121	633
*	Webzen Inc.	49,063	630
	Dong-A Socio Holdings Co. Ltd.	8,488	626
	SK Discovery Co. Ltd.	30,643	625
^	Jeil Pharmaceutical Co. Ltd.	23,443	618
	Modetour Network Inc.	46,713	613
	Hanwha General Insurance Co. Ltd.	207,681	611
*	HLB Life Science CO Ltd.	108,385	610
^	Daea TI Co. Ltd.	150,718	610
	Lock&Lock Co. Ltd.	46,529	607
§	Caregen Co. Ltd.	9,378	602
*	STCUBE	59,358	597
	Maeil Dairies Co. Ltd.	8,526	597
	Cuckoo Homesys Co. Ltd.	15,830	594
	KEPCO Engineering & Construction Co. Inc.	36,851	584
	Hansol Paper Co. Ltd.	48,477	577
	SK Securities Co. Ltd.	1,050,409	572
	Wemade Co. Ltd.	25,282	566
	iMarketKorea Inc.	56,725	561
	Huons Co. Ltd.	13,427	555
*	Yuanta Securities Korea Co. Ltd.	239,036	553
	TES Co. Ltd.	40,459	548
^	Kwang Dong Pharmaceutical Co. Ltd.	95,611	546
*,^	Hyosung Heavy Industries Corp.	18,519	541
	Namyang Dairy Products Co. Ltd.	1,192	540
	Hanil Cement Co. Ltd.	6,050	537
*	Duk San Neolux Co. Ltd.	37,099	531
	AK Holdings Inc.	15,283	528

	Advanced Process Systems Corp.	26,582	524
*	Binex Co. Ltd.	73,522	524
*	Insun ENT Co. Ltd.	86,866	521
*	Seobu T&D	72,783	518
*,^	SFA Semicon Co. Ltd.	240,721	514
	KISWIRE Ltd.	25,487	512
	Samchully Co. Ltd.	6,757	510
	SPC Samlip Co. Ltd.	6,312	502
*,^	Feelux Co. Ltd.	117,538	495
	Green Cross Cell Corp.	15,542	490
	i-SENS Inc.	23,321	487
*	Hanwha Investment & Securities Co. Ltd.	267,611	484
	Kyobo Securities Co. Ltd.	58,597	482
	Hankook Shell Oil Co. Ltd.	1,764	476
	Samyang Corp.	10,449	473
*	Inscobee Inc.	228,941	470
*,^	Hyundai Electric & Energy System Co. Ltd.	39,467	455
*	Anterogen Co. Ltd.	12,950	446
	CJ Hello Co. Ltd.	88,531	446
*	Able C&C Co. Ltd.	52,754	444
	Korea Asset In Trust Co. Ltd.	139,459	443
*	KONA I Co. Ltd.	31,530	442
	Vieworks Co. Ltd.	19,143	439
^	Sung Kwang Bend Co. Ltd.	56,731	439
	Jusung Engineering Co. Ltd.	83,410	437
^	Aekyung Industrial Co. Ltd.	15,995	435
	JW Holdings Corp.	86,488	434
*,^	Peptron Inc.	36,652	432
^	Namhae Chemical Corp.	56,500	431
^	Toptec Co. Ltd.	52,273	426
	Daekyo Co. Ltd.	81,846	423
	Youlchon Chemical Co. Ltd.	31,779	421
	GOLFZON Co. Ltd.	7,023	420
*	Gamevil Inc.	13,754	416
	Dae Hwa Pharmaceutical Co. Ltd.	37,281	411
	Lotte Food Co. Ltd.	983	406
	INTOPS Co. Ltd.	32,198	403
	Lotte Confectionery Co. Ltd.	3,172	396
^	Dae Han Flour Mills Co. Ltd.	2,501	393
	Eugene Investment & Securities Co. Ltd.	198,197	393
*	Hansol Technics Co. Ltd.	65,997	388
^	Kolmar Korea Holdings Co. Ltd.	19,421	386
*,^	Vidente Co. Ltd.	67,418	383
*	Hansol Holdings Co. Ltd.	104,409	375
	TK Corp.	47,771	374
	CJ Freshway Corp.	14,831	373
*,^	Kolon Life Science Inc.	20,849	369
*	Neowiz	33,669	362
	Hyundai Livart Furniture Co. Ltd.	27,137	355
*,^	Jenax Inc.	42,100	353
	Seah Besteel Corp.	25,603	349
	Sungwoo Hitech Co. Ltd.	107,515	343
*	Taihan Electric Wire Co. Ltd.	662,752	343
	KC Tech Co. Ltd.	26,969	340
^	Huons Global Co. Ltd.	12,344	330
^	Hancom Inc.	35,594	330
^	NS Shopping Co. Ltd.	37,811	330

^	Cuckoo Holdings Co. Ltd.	3,270	329
	ST Pharm Co. Ltd.	27,303	324
	Sindoh Co. Ltd.	8,777	320
*,^	Homecast Co. Ltd.	76,581	316
*,^	Aprogen pharmaceuticals Inc.	435,535	316
	KT Skylife Co. Ltd.	36,858	311
	Tongyang Life Insurance Co. Ltd.	95,230	311
	Hyundai Corp.	18,962	311
	KISCO Corp.	68,056	303
^	Muhak Co. Ltd.	33,303	295
	E1 Corp.	6,436	291
*	Samsung Pharmaceutical Co. Ltd.	162,094	287
*,^	Cellumed Co. Ltd.	52,681	283
	Humedix Co. Ltd.	15,552	278
*	Lutronic Corp.	45,219	278
	Sam Young Electronics Co. Ltd.	31,275	273
	Kolon Corp.	19,514	269
*,^	Woongjin Thinkbig Co. Ltd.	133,201	268
	Cell Biotech Co. Ltd.	17,916	267
*	Eusu Holdings Co. Ltd.	46,817	265
	Byucksan Corp.	154,014	264
*,^	Ssangyong Motor Co.	94,350	264
	Interpark Holdings Corp.	142,161	262
	DB Financial Investment Co. Ltd.	66,675	257
*	COSON Co. Ltd.	49,072	256
*,^	KH Vatec Co. Ltd.	33,505	255
*	KTB Investment & Securities Co. Ltd.	115,440	255
	ICD Co. Ltd.	26,228	253
*	Wonik Holdings Co. Ltd.	78,940	246
^	Hanil Holdings Co. Ltd.	5,355	223
*	SBS Media Holdings Co. Ltd.	119,182	220
	SeAH Steel Corp.	3,994	217
	COSMAX NBT Inc.	31,452	215
*,^	Interflex Co. Ltd.	26,188	215
*	CUROCOM Co. Ltd.	253,459	211
	KC Co. Ltd.	19,389	209
	S&T Dynamics Co. Ltd.	35,839	200
*,^	Leaders Cosmetics Co. Ltd.	31,409	184
*	Humax Co. Ltd.	40,050	176
	Cosmax BTI Inc	10,993	162
*,^	Taewoong Co. Ltd.	20,806	161
^	SeAH Steel Holdings Corp.	3,582	157
	It's Hanbul Co. Ltd.	9,625	155
*	Lumens Co. Ltd.	100,724	154
*	Coreana Cosmetics Co. Ltd.	56,670	153
*	GNCO Co. Ltd.	159,084	146
*,^	Agabang&Company	57,516	139
	Daishin Securities Co. Ltd. Preference Shares	12,038	93
*	G-SMATT GLOBAL Co. Ltd.	189,049	83
*	Naturecell Co. Ltd. Rights Exp. 09/03/2019	18,358	39
	Maeil Holdings Co. Ltd.	2,557	26
*	Naturalendo Tech Co. Ltd.	5,078	18
*	LVMC Holdings	3,947	10
*	G-SMATT GLOBAL Co. Ltd. Rights Exp. 08/02/2019	105,862	2
*,§	Tera Resource Co. Ltd.	42,004	2
*	Hanjin Heavy Industries & Construction Co. Ltd.	118	—
*,§	CNK International Co. Ltd.	35,374	—

*,§	SSCP Co. Ltd.	20,873	—
*,§	Shenglong PV-Tech Investment Co. Ltd.	44,660	—
*,§	Daewoo Songdo Development Co. Ltd.	11,746	—
			240,673
Spain (1.3%)
	Applus Services SA	403,257	5,668
	Viscofan SA	110,227	5,395
	Bolsas y Mercados Espanoles SHMSF SA	218,044	5,146
*	Masmovil Ibercom SA	214,964	4,869
	Ebro Foods SA	209,059	4,201
	CIE Automotive SA	155,618	3,935
	Faes Farma SA	767,358	3,799
	Cia de Distribucion Integral Logista Holdings SA	180,655	3,764
	Prosegur Cia de Seguridad SA	743,157	3,468
*	Almirall SA	165,399	2,998
	Mediaset Espana Comunicacion SA	507,437	2,979
*	Indra Sistemas SA	342,138	2,930
	Melia Hotels International SA	306,133	2,697
*,2	Neinor Homes SA	218,970	2,687
*	Sacyr SA	971,455	2,493
	Construcciones y Auxiliar de Ferrocarriles SA	53,028	2,396
2	Euskaltel SA	273,527	2,389
2	Gestamp Automocion SA	444,778	2,331
*	Fluidra SA	179,150	2,241
2	Prosegur Cash SA	1,069,102	2,169
*	Tecnicas Reunidas SA	89,008	2,146
2	Unicaja Banco SA	2,261,749	1,781
*,^	Promotora de Informaciones SA	1,157,898	1,705
*,2	Global Dominion Access SA	331,452	1,593
	Lar Espana Real Estate Socimi SA	189,129	1,458
	Liberbank SA	3,904,606	1,454
*,2	Aedas Homes SAU	59,487	1,346
2	Metrovacesa SA	128,096	1,340
	Ence Energia y Celulosa SA	368,505	1,332
	Atresmedia Corp. de Medios de Comunicacion SA	228,910	892
*,^	Pharma Mar SA	462,213	799
	NH Hotel Group SA	71,435	357
*	Distribuidora Internacional de Alimentacion SA	529,421	306
*,^,§	Let's GOWEX SA	31,105	—
			85,064
Sweden (3.7%)
	Fabege AB	734,766	11,339
	AAK AB	475,169	9,721
	Getinge AB	635,510	9,325
2	Evolution Gaming Group AB	348,317	7,584
2	Dometic Group AB	827,640	7,550
	Indutrade AB	265,193	7,513
	Loomis AB Class B	211,783	7,284
	Lifco AB Class B	129,193	6,601
	AF POYRY AB	272,076	6,412
2	Thule Group AB	292,216	6,383
	Holmen AB	290,749	6,139
	Axfood AB	289,784	6,101
	BillerudKorsnas AB	501,332	5,788
^	Intrum AB	208,410	5,464
	Hufvudstaden AB Class A	309,050	5,443

	Wihlborgs Fastigheter AB	374,221	5,441
	Hexpol AB	701,450	5,337
	Sweco AB Class B	185,890	5,184
^	JM AB	197,071	5,084
	Wallenstam AB	466,177	4,870
	Peab AB	562,355	4,758
2	Bravida Holding AB	568,253	4,720
	Kungsleden AB	528,332	4,595
	Nordic Entertainment Group AB Class B	185,189	4,427
	NCC AB Class B	265,918	4,243
	Hemfosa Fastigheter AB	466,942	4,203
	SSAB AB Class B	1,612,469	4,088
	Beijer Ref AB	177,781	3,941
	Pandox AB Class B	214,357	3,908
	Vitrolife AB	183,640	3,534
	Avanza Bank Holding AB	352,499	3,145
^	Mycronic AB	194,137	2,983
	Bonava AB	239,617	2,869
	Nolato AB Class B	49,204	2,800
*	Nyfosa AB	448,624	2,760
	Bure Equity AB	146,859	2,736
	Arjo AB	637,438	2,566
	Atrium Ljungberg AB	130,074	2,404
	Klovern AB	1,389,499	2,285
	Lindab International AB	194,265	2,212
	Nobia AB	322,820	2,093
	Bilia AB	220,831	1,950
2	Resurs Holding AB	334,113	1,934
^	SSAB AB Class A	679,517	1,925
*	Hansa Biopharma AB	94,242	1,870
*	Hembla AB Class B	99,906	1,869
*	Betsson AB	344,752	1,820
	Cloetta AB Class B	600,495	1,789
*	Modern Times Group MTG AB Class B	190,719	1,766
2	Scandic Hotels Group AB	209,754	1,759
	Catena AB	56,156	1,754
*	NetEnt AB	540,719	1,604
	Klovern AB Preference Shares	41,891	1,585
	Ratos AB	561,090	1,423
*	Adapteo Oyj	121,618	1,422
2	Attendo AB	299,628	1,362
	Concentric AB	108,100	1,332
	SkiStar AB	112,220	1,301
	Sagax AB	296,138	1,136
	Investment AB Oresund	80,814	1,028
	Clas Ohlson AB	106,399	958
*	Mekonomen AB	112,736	834
*	SAS AB	501,637	684
*,2	Munters Group AB	135,303	600
*	Collector AB	109,630	595
	Hemfosa Fastigheter AB Preference Shares	25,026	506
	Haldex AB	80,191	400
	NCC AB Class A	11,677	186
	Sagax AB Preference Shares	7,725	32
			241,257
Switzerland (3.4%)
*	ams AG	220,806	11,527

^	BB Biotech AG	158,675	10,383
2	VAT Group AG	73,115	9,142
	Tecan Group AG	33,030	8,392
*	Panalpina Welttransport Holding AG	35,844	8,140
	Cembra Money Bank AG	80,426	7,751
	Belimo Holding AG	1,316	7,751
2	Sunrise Communications Group AG	95,788	7,085
2	Galenica AG	136,142	7,006
	Allreal Holding AG	39,271	6,859
	dormakaba Holding AG	8,678	6,359
	Landis&Gyr Group AG	70,883	5,728
	Bucher Industries AG	18,434	5,508
*,^	Idorsia Ltd.	249,916	5,323
	Mobimo Holding AG	18,319	4,890
	SIG Combibloc Group AG	388,973	4,739
	Valiant Holding AG	45,664	4,681
	Forbo Holding AG	2,940	4,586
	Emmi AG	5,353	4,454
	Vontobel Holding AG	78,423	4,127
	Siegfried Holding AG	11,052	4,114
	Huber & Suhner AG	47,068	3,748
	SFS Group AG	46,487	3,568
	HBM Healthcare Investments AG	17,325	3,393
	Inficon Holding AG	5,412	3,376
	BKW AG	51,175	3,313
	Daetwyler Holding AG	20,902	3,222
	St. Galler Kantonalbank AG	7,409	3,171
	Interroll Holding AG	1,541	3,134
	Conzzeta AG	3,764	2,958
	Berner Kantonalbank AG	12,827	2,913
	Schweiter Technologies AG	2,607	2,576
	Valora Holding AG	9,130	2,516
	Kardex AG	16,952	2,439
	Burckhardt Compression Holding AG	9,096	2,201
*	Aryzta AG	2,632,410	2,190
^	Bachem Holding AG	15,520	2,067
	VZ Holding AG	7,420	2,043
	Comet Holding AG	20,940	1,933
*	GAM Holding AG	440,553	1,929
^	Komax Holding AG	9,792	1,836
	LEM Holding SA	1,322	1,827
	Liechtensteinische Landesbank AG	29,078	1,773
*,^	COSMO Pharmaceuticals NV	20,207	1,764
^	Intershop Holding AG	3,204	1,610
	u-blox Holding AG	19,363	1,580
	Arbonia AG	125,680	1,458
	EFG International AG	222,536	1,442
	Bell Food Group AG	5,286	1,413
	Ascom Holding AG	105,550	1,371
	Rieter Holding AG	8,828	1,161
	ALSO Holding AG	7,415	1,143
	Ypsomed Holding AG	8,792	1,120
	Implenia AG	41,522	1,112
*,^	Basilea Pharmaceutica AG	30,955	1,103
	Vetropack Holding AG	539	1,102
^	Bobst Group SA	21,748	1,087
*,^	Leonteq AG	29,936	1,069

	VP Bank AG	6,751	1,057
	Zehnder Group AG	27,689	1,043
^	Swissquote Group Holding SA	25,228	1,021
	Hiag Immobilien Holding AG	7,540	969
	Bossard Holding AG	7,017	968
^	Autoneum Holding AG	7,998	879
*,^	Meyer Burger Technology AG	2,067,781	843
	APG SGA SA	2,821	755
*	Alpiq Holding AG	9,775	694
	Kudelski SA	97,129	658
*	Schmolz & Bickenbach AG	1,159,001	382
*	Ceva Logistics AG	316	10
*,§	PETROPLUS HOLDINGS AG	36,495	—
			225,485
Taiwan (6.8%)
	Win Semiconductors Corp.	1,144,969	9,677
	Accton Technology Corp.	1,485,467	6,323
*	Hiwin Technologies Corp.	677,591	6,009
	WPG Holdings Ltd.	4,187,137	5,531
*	Powertech Technology Inc.	1,972,662	5,386
	Micro-Star International Co. Ltd.	1,910,000	5,345
	Macronix International	5,130,386	5,134
	Chroma ATE Inc.	1,101,040	5,128
	Winbond Electronics Corp.	8,146,614	4,967
	Radiant Opto-Electronics Corp.	1,230,147	4,834
	Zhen Ding Technology Holding Ltd.	1,281,400	4,662
	Tripod Technology Corp.	1,392,327	4,628
	Phison Electronics Corp.	448,962	4,396
	Merida Industry Co. Ltd.	688,055	4,286
	TA Chen Stainless Pipe	2,879,037	4,254
	Airtac International Group	416,528	4,253
	Sino-American Silicon Products Inc.	1,483,945	4,037
	Highwealth Construction Corp.	2,543,341	3,976
*	Tatung Co. Ltd.	6,164,320	3,965
	ITEQ Corp.	882,261	3,843
	Simplo Technology Co. Ltd.	485,631	3,774
	Chipbond Technology Corp.	1,767,852	3,544
	Silergy Corp.	169,000	3,409
	King Yuan Electronics Co. Ltd.	3,233,963	3,357
	TCI Co. Ltd.	249,842	3,305
	Parade Technologies Ltd.	189,000	3,112
	Nien Made Enterprise Co. Ltd.	400,081	3,072
	Makalot Industrial Co. Ltd.	519,624	3,034
	Poya International Co. Ltd.	217,535	2,999
	Elite Material Co. Ltd.	778,519	2,962
*	TaiMed Biologics Inc.	548,000	2,922
	Genius Electronic Optical Co. Ltd.	214,732	2,882
	CTCI Corp.	1,968,667	2,874
	Lien Hwa Industrial Corp.	2,199,768	2,756
	Ruentex Development Co. Ltd.	2,072,350	2,748
	IBF Financial Holdings Co. Ltd.	7,697,117	2,742
*	Taichung Commercial Bank Co. Ltd.	6,731,505	2,732
	Taiwan Union Technology Corp.	663,000	2,711
*	Voltronic Power Technology Corp.	125,356	2,702
	King's Town Bank Co. Ltd.	2,637,193	2,694
	E Ink Holdings Inc.	2,436,708	2,670
	Compeq Manufacturing Co. Ltd.	2,999,471	2,572

International CSRC Investment Holdings Co.	2,075,219	2,527
Ruentex Industries Ltd.	1,177,496	2,504
China Petrochemical Development Corp.	7,523,330	2,499
Merry Electronics Co. Ltd.	517,383	2,489
* Sinbon Electronics Co. Ltd.	581,066	2,467
FLEXium Interconnect Inc.	796,140	2,423
Far Eastern Department Stores Ltd.	3,200,043	2,422
Nan Kang Rubber Tire Co. Ltd.	2,006,107	2,407
Bizlink Holding Inc.	315,651	2,392
Qisda Corp.	3,828,000	2,374
eMemory Technology Inc.	195,000	2,344
Standard Foods Corp.	1,214,708	2,341
Great Wall Enterprise Co. Ltd.	1,688,753	2,208
General Interface Solution Holding Ltd.	594,000	2,183
Mitac Holdings Corp.	2,099,610	2,175
United Integrated Services Co. Ltd.	425,200	2,151
* St. Shine Optical Co. Ltd.	128,419	2,142
Gigabyte Technology Co. Ltd.	1,397,271	2,088
ASPEED Technology Inc.	95,437	2,088
Hota Industrial Manufacturing Co. Ltd.	587,323	2,052
Tong Yang Industry Co. Ltd.	1,382,919	2,020
Taiwan Paiho Ltd.	685,183	2,011
Elan Microelectronics Corp.	784,545	2,000
King Slide Works Co. Ltd.	188,675	1,989
Wistron NeWeb Corp.	783,495	1,961
Taiwan Surface Mounting Technology Corp.	800,530	1,957
Cub Elecparts Inc.	216,205	1,954
Grape King Bio Ltd.	312,000	1,933
Global Unichip Corp.	236,649	1,923
* PharmaEssentia Corp.	460,168	1,902
WT Microelectronics Co. Ltd.	1,391,377	1,806
Tong Hsing Electronic Industries Ltd.	437,961	1,802
Shinkong Synthetic Fibers Corp.	4,235,416	1,796
Clevo Co.	1,758,944	1,794
Huaku Development Co. Ltd.	680,499	1,783
Visual Photonics Epitaxy Co. Ltd.	552,455	1,763
Center Laboratories Inc.	671,997	1,716
* Grand Pacific Petrochemical	2,594,928	1,694
Kenda Rubber Industrial Co. Ltd.	1,808,016	1,683
ChipMOS Technologies Inc.	1,827,494	1,669
Tung Ho Steel Enterprise Corp.	2,384,150	1,648
China Steel Chemical Corp.	404,853	1,648
Sercomm Corp.	691,000	1,635
* TSRC Corp.	1,865,046	1,618
* Run Long Construction Co. Ltd.	801,000	1,615
* United Renewable Energy Co. Ltd.	5,593,228	1,604
Coretronic Corp.	1,248,000	1,603
Cheng Loong Corp.	2,638,920	1,588
Chilisin Electronics Corp.	591,440	1,582
Chong Hong Construction Co. Ltd.	550,493	1,580
ASMedia Technology Inc.	93,000	1,576
Wafer Works Corp.	1,348,552	1,546
Asia Optical Co. Inc.	582,000	1,541
Sunny Friend Environmental Technology Co. Ltd.	181,000	1,538
LandMark Optoelectronics Corp.	195,600	1,538
TTY Biopharm Co. Ltd.	576,987	1,498
Primax Electronics Ltd.	861,000	1,466

Charoen Pokphand Enterprise	619,000	1,466
Yulon Finance Corp.	385,000	1,447
Shin Zu Shing Co. Ltd.	358,000	1,437
Lotes Co. Ltd.	194,120	1,420
HannStar Display Corp.	6,650,810	1,412
* Arcadyan Technology Corp.	399,000	1,370
Jih Sun Financial Holdings Co. Ltd.	3,941,008	1,358
Taiwan Hon Chuan Enterprise Co. Ltd.	767,401	1,351
Getac Technology Corp.	928,000	1,349
International Games System Co. Ltd.	135,213	1,337
Faraday Technology Corp.	668,000	1,333
YFY Inc.	3,459,000	1,286
Kinpo Electronics	3,806,196	1,269
Egis Technology Inc.	178,000	1,259
* Asia Pacific Telecom Co. Ltd.	5,540,000	1,258
* PChome Online Inc.	258,082	1,257
Unitech Printed Circuit Board Corp.	1,660,672	1,257
Gourmet Master Co. Ltd.	209,789	1,242
Cheng Uei Precision Industry Co. Ltd.	1,139,000	1,235
Career Technology MFG. Co. Ltd.	1,194,867	1,235
Lung Yen Life Service Corp.	616,000	1,232
Wisdom Marine Lines Co. Ltd.	1,179,098	1,231
Chlitina Holding Ltd.	155,750	1,222
Ardentec Corp.	1,266,851	1,215
Tainan Spinning Co. Ltd.	3,089,674	1,214
Cathay Real Estate Development Co. Ltd.	1,722,000	1,205
Holy Stone Enterprise Co. Ltd.	400,769	1,199
Advanced Ceramic X Corp.	157,000	1,198
Sitronix Technology Corp.	275,282	1,193
Sanyang Motor Co. Ltd.	1,764,037	1,186
Sporton International Inc.	177,533	1,182
Systex Corp.	500,000	1,180
Pixart Imaging Inc.	328,920	1,141
Cleanaway Co. Ltd.	220,000	1,123
Topco Scientific Co. Ltd.	422,793	1,122
Greatek Electronics Inc.	787,000	1,121
* Nantex Industry Co. Ltd.	997,000	1,109
Prince Housing & Development Corp.	3,088,183	1,100
Taiwan FamilyMart Co. Ltd.	151,000	1,097
Chin-Poon Industrial Co. Ltd.	1,016,072	1,094
Machvision Inc.	92,591	1,094
* Mercuries Life Insurance Co. Ltd.	3,109,720	1,080
Hung Sheng Construction Ltd.	1,669,720	1,077
* Via Technologies Inc.	964,000	1,070
Everlight Electronics Co. Ltd.	1,109,725	1,067
Formosa International Hotels Corp.	195,841	1,060
* Taiwan Styrene Monomer	1,340,579	1,051
Wei Chuan Foods Corp.	1,085,835	1,042
Farglory Land Development Co. Ltd.	845,854	1,034
momo.com Inc.	123,000	1,031
Longchen Paper & Packaging Co. Ltd.	2,139,693	1,020
Aten International Co. Ltd.	372,260	1,016
Sigurd Microelectronics Corp.	1,089,000	1,012
Taiwan Semiconductor Co. Ltd.	636,000	1,009
Taiwan TEA Corp.	1,916,293	998
Asia Vital Components Co. Ltd.	769,337	992
Yieh Phui Enterprise Co. Ltd.	3,410,697	991

President Securities Corp.	2,428,005	989
BES Engineering Corp.	4,001,468	985
China Man-Made Fiber Corp.	3,206,487	964
Ennoconn Corp.	136,671	954
* Ritek Corp.	3,429,238	950
* Taiwan PCB Techvest Co. Ltd.	726,102	943
Pan Jit International Inc.	1,150,000	939
Advanced Wireless Semiconductor Co.	415,000	935
A-DATA Technology Co. Ltd.	550,915	929
USI Corp.	2,419,784	927
Kung Long Batteries Industrial Co. Ltd.	173,000	924
TXC Corp.	748,877	920
* CMC Magnetics Corp.	4,209,369	920
Pan-International Industrial Corp.	1,141,595	920
Goldsun Building Materials Co. Ltd.	3,426,591	914
Supreme Electronics Co. Ltd.	1,006,000	907
Taiwan Cogeneration Corp.	1,057,903	900
* Radium Life Tech Co. Ltd.	2,032,265	899
Kinsus Interconnect Technology Corp.	703,282	893
SDI Corp.	437,000	887
* Chaun-Choung Technology Corp.	113,000	887
Foxsemicon Integrated Technology Inc.	234,400	884
Sinyi Realty Inc.	857,465	860
Wah Lee Industrial Corp.	487,883	852
China Bills Finance Corp.	1,796,800	851
UPC Technology Corp.	2,356,905	850
Mercuries & Associates Holding Ltd.	1,494,102	850
Holtek Semiconductor Inc.	378,279	845
Test Research Inc.	558,371	844
Depo Auto Parts Ind Co. Ltd.	364,313	841
Johnson Health Tech Co. Ltd.	326,283	838
Ginko International Co. Ltd.	129,200	836
* Yang Ming Marine Transport Corp.	2,959,650	827
Nan Ya Printed Circuit Board Corp.	612,000	826
Xxentria Technology Materials Corp.	365,776	825
Flytech Technology Co. Ltd.	336,845	822
Syncmold Enterprise Corp.	326,750	819
Namchow Holdings Co. Ltd.	473,000	807
Darfon Electronics Corp.	601,000	795
* Unizyx Holding Corp.	990,000	795
Jentech Precision Industrial Co. Ltd.	194,698	790
Ton Yi Industrial Corp.	1,967,000	787
Kindom Construction Corp.	973,000	786
Chunghwa Precision Test Tech Co. Ltd.	56,000	776
YC INOX Co. Ltd.	915,174	772
Firich Enterprises Co. Ltd.	561,924	761
* AmTRAN Technology Co. Ltd.	2,096,692	760
Darwin Precisions Corp.	1,314,000	757
* XinTec Inc.	484,000	753
Test Rite International Co. Ltd.	1,146,725	751
Lealea Enterprise Co. Ltd.	2,539,849	744
China Metal Products	712,515	743
Elite Semiconductor Memory Technology Inc.	691,000	726
AcBel Polytech Inc.	999,000	724
Pharmally International Holding Co. Ltd.	96,932	722
OptoTech Corp.	1,015,772	721
YungShin Global Holding Corp.	535,647	709

Adlink Technology Inc.	449,254	704
Gloria Material Technology Corp.	1,131,023	702
* Lotus Pharmaceutical Co. Ltd.	222,000	698
* Orient Semiconductor Electronics Ltd.	1,413,197	698
* Roo Hsing Co. Ltd.	1,772,000	693
China General Plastics Corp.	1,007,608	688
PharmaEngine Inc.	264,102	688
* Gemtek Technology Corp.	793,115	684
Chung-Hsin Electric & Machinery Manufacturing Corp.	1,009,625	682
* D-Link Corp.	1,589,407	670
Kinik Co.	353,000	665
* Global Mixed Mode Technology Inc.	206,199	659
Hu Lane Associate Inc.	264,000	658
Elite Advanced Laser Corp.	366,607	657
Evergreen International Storage & Transport Corp.	1,411,502	647
* Medigen Biotechnology Corp.	302,680	642
Everlight Chemical Industrial Corp.	1,161,649	640
Hsin Kuang Steel Co. Ltd.	648,569	639
Ho Tung Chemical Corp.	2,838,362	638
Concraft Holding Co. Ltd.	134,520	635
Lite-On Semiconductor Corp.	624,977	633
* Shining Building Business Co. Ltd.	2,036,312	630
Taiflex Scientific Co. Ltd.	406,594	628
Zeng Hsing Industrial Co. Ltd.	143,000	623
TaiDoc Technology Corp.	148,000	614
Rechi Precision Co. Ltd.	764,668	608
Formosan Rubber Group Inc.	984,089	608
Casetek Holdings Ltd.	365,953	600
FocalTech Systems Co. Ltd.	804,398	597
Lextar Electronics Corp.	1,218,000	594
Posiflex Technology Inc.	159,822	593
Iron Force Industrial Co. Ltd.	170,000	592
Alpha Networks Inc.	809,827	592
Sunplus Technology Co. Ltd.	1,318,000	585
Li Cheng Enterprise Co. Ltd.	307,365	581
IEI Integration Corp.	547,860	579
* HannsTouch Solution Inc.	1,231,731	575
Dynapack International Technology Corp.	369,299	567
Long Bon International Co. Ltd.	1,110,375	565
Sampo Corp.	949,048	563
Tyntek Corp.	1,035,250	556
Quanta Storage Inc.	372,000	551
ScinoPharm Taiwan Ltd.	704,891	544
Asia Polymer Corp.	1,117,659	538
TA-I Technology Co. Ltd.	422,000	537
* Taiwan Land Development Corp.	1,822,969	536
Swancor Holding Co. Ltd.	217,000	527
Li Peng Enterprise Co. Ltd.	2,269,915	526
Altek Corp.	646,250	517
Huang Hsiang Construction Corp.	506,051	513
CyberTAN Technology Inc.	1,000,571	511
Soft-World International Corp.	215,520	499
Brogent Technologies Inc.	83,293	490
* Taigen Biopharmaceuticals Holdings Ltd.	898,723	489
Tung Thih Electronic Co. Ltd.	218,000	488
* CSBC Corp. Taiwan	576,606	483
* Sincere Navigation Corp.	899,000	481

	Bank of Kaohsiung Co. Ltd.	1,531,429	480
	Wowprime Corp.	186,761	474
	Senao International Co. Ltd.	452,000	473
	Rich Development Co. Ltd.	1,556,000	472
*	Yeong Guan Energy Technology Group Co. Ltd.	250,000	453
	Concord Securities Co. Ltd.	1,919,720	453
	Basso Industry Corp.	243,000	446
*	Ta Ya Electric Wire & Cable	1,210,440	433
*	Federal Corp.	1,091,505	424
	KEE TAI Properties Co. Ltd.	1,074,740	417
*	Microbio Co. Ltd.	948,562	412
	China Chemical & Pharmaceutical Co. Ltd.	690,000	409
	TYC Brother Industrial Co. Ltd.	451,710	407
	WUS Printed Circuit Co. Ltd.	407,550	407
	Zinwell Corp.	561,099	407
*	Gold Circuit Electronics Ltd.	941,280	402
*	Motech Industries Inc.	1,057,059	369
	Cyberlink Corp.	133,076	366
*	Ichia Technologies Inc.	703,000	364
	L&K Engineering Co. Ltd.	404,000	364
	Sonix Technology Co. Ltd.	357,000	356
*	Gigasolar Materials Corp.	80,600	355
	Global Brands Manufacture Ltd.	651,045	354
	Toung Loong Textile Manufacturing	214,000	353
	Taiyen Biotech Co. Ltd.	323,877	353
*	Unity Opto Technology Co. Ltd.	1,211,000	345
*	Etron Technology Inc.	960,947	344
	Weltrend Semiconductor	401,753	343
	Hong Pu Real Estate Development Co. Ltd.	517,195	342
	CHC Healthcare Group	216,727	340
	Advanced International Multitech Co. Ltd.	256,000	338
	ITE Technology Inc.	312,418	332
	Chung Hwa Pulp Corp.	1,013,135	331
	Tong-Tai Machine & Tool Co. Ltd.	566,429	327
	Chun Yuan Steel	997,676	325
	Infortrend Technology Inc.	768,885	319
*	Kuo Toong International Co. Ltd.	503,557	317
	Nien Hsing Textile Co. Ltd.	372,611	308
	Globe Union Industrial Corp.	591,675	307
*	Silicon Integrated Systems Corp.	1,147,945	306
	Ability Enterprise Co. Ltd.	550,099	304
*	Gigastorage Corp.	987,800	291
	China Electric Manufacturing Corp.	938,000	282
*	AGV Products Corp.	1,079,425	256
	Lingsen Precision Industries Ltd.	877,000	250
*	Vivotek Inc.	68,975	247
*	Dynamic Electronics Co. Ltd.	768,468	246
	Yungtay Engineering Co. Ltd.	117,000	240
*	ALI Corp.	624,358	225
	Jess-Link Products Co. Ltd.	226,100	220
*	Elitegroup Computer Systems Co. Ltd.	624,647	217
*	Phihong Technology Co. Ltd.	728,618	203
	FSP Technology Inc.	307,428	190
	Sheng Yu Steel Co. Ltd.	244,000	161
*	MIN AIK Technology Co. Ltd.	264,389	124
*,§	Pihsiang Machinery Manufacturing Co. Ltd.	191,000	106
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	33,000	79

	Universal Cement Corp.	117,994	72
*,§	XPEC Entertainment Inc.	125,457	53
*	E-Ton Solar Tech Co. Ltd.	313,307	26
*	Via Technologies Inc. Rights Exp. 08/09/2019	10,552	7
			445,210
Thailand (1.9%)
^	Krungthai Card PCL (Foreign)	3,811,500	5,878
	Tisco Financial Group PCL (Foreign)	1,204,050	3,940
	Kiatnakin Bank PCL	1,641,305	3,882
	Thanachart Capital PCL (Foreign)	1,864,771	3,563
^	Srisawad Corp. PCL (Foreign)	1,930,614	3,408
	BTS Rail Mass Transit Growth Infrastructure Fund	8,299,976	2,966
	WHA Corp. PCL (Foreign)	19,402,292	2,938
	Jasmine Broadband Internet Infrastructure Fund	7,823,100	2,873
	CH Karnchang PCL	3,269,200	2,859
	TPI Polene Power PCL	14,028,600	2,728
^	Robinson PCL	1,318,500	2,706
	B Grimm Power PCL (Foreign)	2,348,200	2,699
	Bangchak Corp. PCL	2,590,700	2,541
	Thailand Future Fund	6,143,100	2,477
^	Sino-Thai Engineering & Construction PCL (Foreign)	2,812,815	2,324
	Supalai PCL (Foreign)	3,099,650	2,211
	Jasmine International PCL (Foreign)	10,639,488	2,171
	AEON Thana Sinsap Thailand PCL	280,900	2,158
^	VGI PCL	6,805,912	2,127
	Quality Houses PCL (Foreign)	21,570,933	2,125
^	Siam Global House PCL	3,949,901	2,117
	CK Power PCL (Foreign Shares)	9,464,831	2,050
^	Carabao Group PCL	808,900	2,044
*	WHA Corp. PCL	12,720,800	1,926
	TOA Paint Thailand PCL	1,371,200	1,773
	Major Cineplex Group PCL	1,853,444	1,757
	TTW PCL (Foreign)	3,657,200	1,605
^	Bangkok Land PCL	28,538,400	1,593
	Chularat Hospital PCL	20,088,260	1,548
	Hana Microelectronics PCL (Foreign)	1,693,046	1,535
^	Amata Corp. PCL (Foreign)	1,969,800	1,534
	TPI Polene PCL	23,877,100	1,475
^	PTG Energy PCL (Foreign)	2,022,407	1,471
	Tipco Asphalt PCL	2,300,700	1,468
^	Tisco Financial Group PCL	443,150	1,450
	WHA Premium Growth Freehold & Leasehold Real Estate (Foreign)	2,655,300	1,431
	MBK PCL	1,768,700	1,351
	Bangkok Chain Hospital PCL	2,634,448	1,313
	North Bangkok Power Plant Block 1	2,896,000	1,234
	Banpu Power PCL	1,681,000	1,202
	Asian Property Development PCL (Foreign)	4,822,356	1,194
	BCPG PCL	1,872,500	1,192
*	Amata Corp. PCL	1,505,400	1,172
*	BEC World PCL (Foreign)	3,607,400	1,161
^	Esso Thailand PCL	3,477,600	1,121
	Star Petroleum Refining PCL	3,507,600	1,118
	GFPT PCL	1,889,600	1,107
	Pruksa Holding PCL (Foreign)	1,551,000	1,106
	MK Restaurants Group PCL	423,500	1,079
	Thai Vegetable Oil PCL	1,154,000	1,077
^	Gunkul Engineering PCL	10,583,983	1,062

	Thanachart Capital PCL	554,100	1,059
	Sansiri PCL (Foreign)	20,977,200	1,013
^	Central Plaza Hotel PCL (Foreign)	871,690	958
^	Thoresen Thai Agencies PCL	4,271,641	858
	Thaifoods Group PCL	6,007,000	840
	Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	1,141,600	826
	SPCG PCL	1,195,500	737
	Central Plaza Hotel PCL NVDR	670,400	736
*	Super Energy Corp. PCL	31,635,700	727
	Sri Trang Agro-Industry PCL	1,863,223	716
	Bangkok Airways PCL	1,935,300	672
	Workpoint Entertainment PCL	715,400	660
	KCE Electronics PCL	1,134,600	631
^	Unique Engineering & Construction PCL	1,794,300	631
	Samart Corp. PCL	1,822,521	596
	U City PCL	9,790,848	588
^	Taokaenoi Food & Marketing PCL	1,551,800	566
	VGI Global Media PCL	1,808,900	565
^	Italian-Thai Development PCL (Foreign)	7,682,210	556
	LPN Development PCL	2,355,811	554
^	AP Thailand PCL	2,127,300	527
*,§	Pruksa Real Estate PCL (Foreign)	1,063,290	464
	Univentures PCL	2,065,388	447
	Origin Property PCL	1,542,750	406
*,^	Group Lease PCL	1,851,000	398
^	Supalai PCL NVDR	518,650	370
	Sino-Thai Engineering & Construction PCL NVDR	424,200	351
*	Supalai PCL	490,500	350
*	Thaicom PCL	1,740,640	329
*,^	Precious Shipping PCL (Foreign)	1,129,000	312
*	CK Power PCL	1,316,200	285
*	WHA Premium Growth Freehold & Leasehold Real Estate	460,100	248
	Cal-Comp Electronics Thailand PCL	4,285,116	243
^	Beauty Community PCL	1,946,100	235
^	TTW PCL NVDR	490,400	215
*	Precious Shipping PCL NVDR	686,000	190
^	Italian-Thai Development PCL NVDR	2,448,500	177
*	Group Lease PCL (Local)	481,200	104
	Dynasty Ceramic PCL	956,020	69
*	VGI Global Media PCL (F) Warrants Exp. 12/31/2022	854,434	44
*	Group Lease Ord Shs F	71,478	15
	IMPACT Growth REIT	14,099	11
*	Samart Corp. PCL Warrants Exp. 05/08/2021	369,640	11
*	Super Energy Corp. PCL Warrants Exp. 08/30/2020	5,115,280	10
*	Srisawad Power 1979 PCL Warrants Exp. 05/29/2020	22,388	6
*	Thaifoods Group PCL Warrants Exp. 04/28/2020	237,080	6
*	Vibhavadi Medical Center PCL Warrants Exp. 05/09/2022	168,631	2
*	G J Steel PCL Warrants Exp. 02/07/2020	1,627,035	1
	Great Basin Gold Ltd. NPV	345,634	—
			123,155
Turkey (0.2%)
*	Sok Marketler Ticaret AS	699,200	1,267
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	2,878,868	1,125
*	Pegasus Hava Tasimaciligi AS	104,262	887
*,2	Mavi Giyim Sanayi Ve Ticaret AS Class B	110,419	819
	Dogan Sirketler Grubu Holding AS	2,859,020	665
*	Koza Anadolu Metal Madencilik Isletmeleri AS	502,839	642

	AG Anadolu Grubu Holding AS	272,585	606
	Trakya Cam Sanayii AS	1,147,570	569
	Otokar Otomotiv Ve Savunma Sanayi A.S.	23,231	520
*,2	MLP Saglik Hizmetleri AS	228,389	490
*	Turkiye Sinai Kalkinma Bankasi AS	3,174,050	472
*	Migros Ticaret AS	129,881	395
	Kordsa Teknik Tekstil AS	163,320	363
	Aygaz AS	188,360	345
	Sasa Polyester Sanayi AS	305,615	337
	EGE Endustri VE Ticaret AS	3,438	329
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	336,849	326
*	Vestel Elektronik Sanayi ve Ticaret AS	188,525	318
*	Logo Yazilim Sanayi Ve Ticaret AS	40,163	316
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	326,597	302
*	Zorlu Enerji Elektrik Uretim AS	1,264,177	275
*	Bera Holding AS	824,782	267
*	Is Gayrimenkul Yatirim Ortakligi AS	1,469,197	252
*	Aksa Enerji Uretim AS Class B	582,845	251
	Aksa Akrilik Kimya Sanayii AS	144,363	244
*	Turk Traktor ve Ziraat Makineleri AS	36,094	241
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	511,558	222
*	Tat Gida Sanayi AS	247,709	221
	Anadolu Cam Sanayii AS	410,421	210
	Alarko Holding AS	348,791	207
	Aksigorta AS	247,128	205
	Polisan Holding AS	446,956	183
*	Torunlar Gayrimenkul Yatirim Ortakligi AS	443,521	153
*	NET Holding AS	517,820	148
*	Cimsa Cimento Sanayi VE Ticaret AS	120,430	146
*	Albaraka Turk Katilim Bankasi AS	654,370	141
*	Sekerbank Turk AS	781,581	135
*	Gubre Fabrikalari TAS	175,550	110
	Akcansa Cimento AS	88,673	105
*	Adana Cimento Sanayii TAS Class A	84,005	104
*	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	85,686	91
*	Bizim Toptan Satis Magazalari AS	66,076	89
*	Afyon Cimento Sanayi TAS	110,775	80
*	Vakif Gayrimenkul Yatirim Ortakligi AS	213,737	69
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	249,889	66
*	Dogus Otomotiv Servis ve Ticaret AS	70,079	63
*	Konya Cimento Sanayii AS	1,789	59
*	Akenerji Elektrik Uretim AS	396,854	38
*	Turcas Petrol AS	98,249	25
*,§	Asya Katilim Bankasi AS	975,452	—
			15,493
United Arab Emirates (0.1%)
	Amanat Holdings PJSC	3,311,694	898
*	Union Properties PJSC	5,902,084	584
*	DXB Entertainments PJSC	8,288,642	506
*	Eshraq Properties Co. PJSC	3,488,894	416
*	RAK Properties PJSC	2,922,881	381
*	Deyaar Development PJSC	3,965,379	368
*,§	Drake & Scull International PJSC	1,238,097	125
			3,278
United Kingdom (10.4%)
	Intermediate Capital Group plc	781,005	13,157

BBA Aviation plc	2,862,298	11,118
* BTG plc	1,080,861	10,984
HomeServe plc	774,311	10,714
SSP Group plc	1,249,246	10,686
Beazley plc	1,465,398	10,234
UNITE Group plc	807,110	10,121
Dechra Pharmaceuticals plc	280,848	10,031
Spectris plc	321,645	9,908
Electrocomponents plc	1,260,594	9,288
Tullow Oil plc	3,950,665	9,257
Inmarsat plc	1,313,602	9,132
Rotork plc	2,415,105	9,018
Tritax Big Box REIT plc	4,770,418	8,866
IWG plc	1,887,887	8,647
Man Group plc	4,186,152	8,640
Britvic plc	732,526	8,139
Greggs plc	277,885	7,531
WH Smith plc	288,611	7,423
Hays plc	3,822,470	7,139
IG Group Holdings plc	1,023,672	7,116
Aggreko plc	685,166	6,913
UDG Healthcare plc	707,913	6,854
Close Brothers Group plc	417,766	6,745
* Capita plc	4,710,707	6,644
2 John Laing Group plc	1,411,776	6,597
Greene King plc	859,597	6,527
Moneysupermarket.com Group plc	1,446,546	6,475
BCA Marketplace plc	2,129,285	6,253
National Express Group plc	1,210,774	6,167
Great Portland Estates plc	752,790	6,047
TP ICAP plc	1,563,885	5,956
Shaftesbury plc	619,367	5,921
Genus plc	182,538	5,860
Entertainment One Ltd.	1,085,559	5,797
Victrex plc	232,301	5,744
Diploma plc	309,909	5,712
* Serco Group plc	3,091,014	5,539
QinetiQ Group plc	1,546,042	5,429
2 Ascential plc	1,119,160	5,410
Grafton Group plc	609,463	5,363
Jupiter Fund Management plc	1,181,127	5,345
Assura plc	6,772,376	5,308
Big Yellow Group plc	433,828	5,209
Rhi Magnesita NV	95,699	5,182
Primary Health Properties plc	3,177,181	5,075
Games Workshop Group plc	90,951	4,992
2 Sophos Group plc	939,812	4,961
Bovis Homes Group plc	384,301	4,909
Balfour Beatty plc	1,962,335	4,895
Centamin plc	3,111,314	4,855
Lancashire Holdings Ltd.	573,237	4,810
* Firstgroup plc	3,450,767	4,803
Pagegroup plc	880,678	4,792
Bodycote plc	534,129	4,766
Cranswick plc	146,642	4,746
Ultra Electronics Holdings plc	198,016	4,695
Grainger plc	1,698,698	4,693

	Playtech plc	869,431	4,667
2	Avast plc	1,128,016	4,607
	William Hill plc	2,488,280	4,601
	LondonMetric Property plc	1,843,272	4,547
2	Countryside Properties plc	1,271,962	4,536
	Safestore Holdings plc	582,438	4,420
	Redrow plc	641,614	4,366
	Marshalls plc	565,733	4,366
	Savills plc	375,179	4,330
	Rathbone Brothers plc	156,125	4,183
*	EI Group plc	1,216,772	4,171
	Dixons Carphone plc	2,867,706	4,156
	Drax Group plc	1,120,468	4,106
	Softcat plc	352,313	4,090
	Domino's Pizza Group plc	1,329,399	3,995
	Coats Group plc	4,061,862	3,944
	Workspace Group plc	377,893	3,867
	Daily Mail & General Trust plc	398,024	3,823
	Essentra plc	731,424	3,792
	Computacenter plc	204,171	3,787
	Petrofac Ltd.	734,862	3,730
	Provident Financial plc	702,053	3,698
	Paragon Banking Group plc	725,747	3,685
	J D Wetherspoon plc	190,220	3,547
	Vesuvius plc	578,269	3,524
	Pets at Home Group plc	1,364,677	3,449
	Synthomer plc	931,901	3,430
*,2	Wizz Air Holdings plc	80,038	3,426
	Greencore Group plc	1,274,557	3,317
*	Cairn Energy plc	1,646,159	3,160
	Go-Ahead Group plc	122,191	3,159
2	Ibstock plc	1,113,941	3,126
	Dunelm Group plc	277,004	3,104
	Crest Nicholson Holdings plc	697,279	3,101
	Hill & Smith Holdings plc	225,667	3,099
	OneSavings Bank plc	695,021	3,064
	Brewin Dolphin Holdings plc	781,410	3,028
	Elementis plc	1,614,894	2,960
	Senior plc	1,203,599	2,931
	SIG plc	1,688,996	2,700
	Polypipe Group plc	538,030	2,673
	Telecom Plus plc	161,852	2,618
	IntegraFin Holdings plc	555,640	2,602
	Sanne Group plc	386,413	2,582
2	McCarthy & Stone plc	1,514,623	2,563
	Ferrexpo plc	828,328	2,563
	St. Modwen Properties plc	498,444	2,533
	Morgan Advanced Materials plc	818,347	2,521
	Hunting plc	409,144	2,521
*,^	Sirius Minerals plc	13,703,353	2,488
^	TalkTalk Telecom Group plc	1,936,779	2,475
	Restaurant Group plc	1,330,881	2,461
2	Equiniti Group plc	936,622	2,394
	Plus500 Ltd.	321,432	2,337
*	Mitchells & Butlers plc	628,204	2,316
*	Premier Oil plc	2,272,207	2,313
	Marston's plc	1,778,571	2,308

	AJ Bell plc	446,609	2,256
	Galliford Try plc	306,774	2,197
2	Hastings Group Holdings plc	901,365	2,116
	KCOM Group plc	1,445,250	2,112
	Mitie Group plc	1,039,377	2,076
	F&C Commercial Property Trust Ltd.	1,474,537	2,039
*,^	Metro Bank plc	455,770	1,985
	UK Commercial Property REIT Ltd.	1,940,579	1,960
	AG Barr plc	230,085	1,923
	Stagecoach Group plc	1,194,286	1,899
	Bank of Georgia Group plc	110,905	1,883
	Card Factory plc	897,749	1,804
*	Vectura Group plc	1,855,978	1,800
	ITE Group plc	2,001,851	1,776
	Saga plc	3,273,586	1,771
	Hochschild Mining plc	694,890	1,743
	Chemring Group plc	780,415	1,740
	Chesnara plc	427,365	1,719
	NewRiver REIT plc	857,772	1,709
	NCC Group plc	757,420	1,703
*	Just Group plc	2,938,996	1,680
*	Bank of Cyprus Holdings plc	953,058	1,651
	Picton Property Income Ltd.	1,469,838	1,649
	TBC Bank Group plc	94,810	1,631
2	Charter Court Financial Services Group plc	452,361	1,626
	Keller Group plc	203,319	1,623
	Northgate plc	386,016	1,551
*	Sports Direct International plc	558,329	1,538
	PZ Cussons plc	549,154	1,461
^	Intu Properties plc	2,495,155	1,446
	888 Holdings plc	754,115	1,395
*	Indivior plc	2,053,492	1,358
	Halfords Group plc	554,141	1,287
	Stobart Group Ltd.	870,991	1,214
	Hansteen Holdings plc	1,137,283	1,208
	Helical plc	276,573	1,204
	Devro plc	477,841	1,193
*	Georgia Capital plc	97,635	1,163
*	Acacia Mining plc	423,950	1,153
2	Spire Healthcare Group plc	806,387	1,108
*,^,2	Aston Martin Lagonda Global Holdings plc	182,381	1,104
^	AA plc	1,741,402	1,056
	Schroder REIT Ltd.	1,484,051	1,009
	Superdry plc	188,075	985
	RPS Group plc	640,395	976
	Daejan Holdings plc	14,281	963
	Redefine International plc	738,242	941
	Rank Group plc	497,088	918
	Dignity plc	134,861	886
	Ted Baker plc	79,711	885
	GoCo Group plc	832,995	867
	De La Rue plc	293,223	832
*	Premier Foods plc	2,029,983	832
	International Personal Finance plc	627,247	773
2	Amigo Holdings plc	386,082	770
*,^	AO World plc	781,103	695
	Soco International plc	869,306	650

	N Brown Group plc	431,059	628
	Renewi plc	1,751,864	620
*,2	Funding Circle Holdings plc	410,765	565
2	Bakkavor Group plc	421,804	544
	Lookers plc	861,039	438
2	CMC Markets plc	301,661	358
*	Petra Diamonds Ltd.	2,450,524	333
*,2	Alfa Financial Software Holdings plc	285,917	330
^	Kier Group plc	441,265	329
*	Thomas Cook Group plc	3,865,868	260
*,^,§	Afren plc	1,404,272	—
*,§	Carillion plc	961,048	—
			680,895
Total Common Stocks (Cost $6,825,518)			6,483,870

	Coupon
Temporary Cash Investments (6.3%)1
Money Market Fund (6.2%)
3,4 Vanguard Market Liquidity Fund	2.386%		4,091,488	409,189

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
5 United States Treasury Bill	2.349%	8/15/19	4,000	3,997
Total Temporary Cash Investments (Cost $413,140)				413,186
Total Investments (105.5%) (Cost $7,238,658)				6,897,056
Other Assets and Liabilities-Net (-5.5%)4				(362,528)
Net Assets (100%)				6,534,528
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $361,784,000.
§ Security value determined using significant unobservable inputs.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 5.5%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the aggregate value of these securities was $293,676,000, representing 4.5% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $394,125,000 of collateral received for securities on loan.
5 Securities with a value of $3,437,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

FTSE All-World ex-US Small-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
							($000)

							Value and
					Number of		Unrealized
					Long (Short)	Notional	Appreciation
				Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
MSCI Emerging Markets Index				September 2019	328	16,820	47
Dow Jones EURO STOXX 50 Index				September 2019	344	13,184	115
Topix Index				September 2019	82	11,804	103
E-mini Russell 2000 Index				September 2019	96	7,568	229
							494

Forward Currency Contracts
	Contract					Unrealized	Unrealized
	Settlement			Contract Amount (000)		Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Deutsche
Bank AG	9/18/19	JPY	1,088,463	USD	10,107	—	(64)
Bank of
America, N.A.	9/25/19	EUR	6,064	USD	6,849	—	(105)
UBS AG	9/18/19	JPY	716,190	USD	6,649	—	(41)
BNP Paribas	9/18/19	JPY	308,415	USD	2,864	—	(18)
Toronto-
Dominion
Bank	9/25/19	EUR	2,300	USD	2,600	—	(42)
RBC Capital
Markets, LLC	9/18/19	JPY	106,481	USD	989	—	(6)
JPMorgan
Chase Bank,
N.A.	9/18/19	USD	8,714	JPY	939,400	46	—
						46	(276)

EUR—Euro.
JPY—Japanese yen.
USD—U.S. dollar.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern Time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts,

FTSE All-World ex-US Small-Cap Index Fund

or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the
Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

FTSE All-World ex-US Small-Cap Index Fund

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset
(liability).

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of July
31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	1,128,837	—	331
Common Stocks—Other	36,386	5,307,446	10,870
Temporary Cash Investments	409,189	3,997	—
Futures Contracts—Assets[1]	75	—	—
Futures Contracts—Liabilities[1]	(555)	—	—
Forward Currency Contracts—Assets	—	46	—
Forward Currency Contracts—Liabilities	—	(276)	—
Total	1,573,932	5,311,213	11,201
1 Represents variation margin on the last day of the reporting period.